                            SCHWAB VARIABLE ANNUITY

                                  Form N-30D

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on __________________________, 1998
Accession No. 0000927356-98-_____________________.

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER, 31, 1997 ANNUAL REPORT
MARKET OVERVIEW
--------------------------------------------------------------------------------
Real Gross Domestic Product
Chain Weighted
Percent change from preceeding quarter,
seasonally adjusted at annual rates
Source:  Bloomberg

                          Real GDP           . The real Gross Domestic Product
             Q1 1990                3.9%       (GDP) growth rate was 3.2% for
             Q2 1990                1.2%       1996 and 3.8% for 1997--healthy
             Q3 1990               -1.9%       rates of growth for the economy,
             Q4 1990               -4.0%       well in excess of the Federal
             Q1 1991               -2.1%       Reserve's perceived non-
             Q2 1991                1.8%       inflationary growth rate of
             Q3 1991                1.0%       2.2%.
             Q4 1991                1.0%     . Although there has been a great
             Q1 1992                4.7%       deal of speculation about the
             Q2 1992                2.5%       impact of the economic problems
             Q3 1992                3.0%       of countries in the Pacific Rim,
             Q4 1992                4.3%       the direct impact on 1998 U.S.
             Q1 1993                0.1%       GDP growth is anticipated to be
             Q2 1993                2.0%       relatively minor--with estimates
             Q3 1993                2.1%       ranging from a reduction of one
             Q4 1993                5.3%       quarter of one percent (Federal
             Q1 1994                3.0%       Reserve's Chairman Alan
             Q2 1994                4.7%       Greenspan) to one percent. At
             Q3 1994                1.8%       the time of this writing, the
             Q4 1994                3.6%       economy appears poised for
             Q1 1995                0.9%       continued growth, further
             Q2 1995                0.3%       extending the current economic
             Q3 1995                3.0%       expansion that began in 1991.
             Q4 1995                2.2%
             Q1 1996                1.8%
             Q2 1996                6.0%
             Q3 1996                1.0%
             Q4 1996                4.3%
             Q1 1997                4.9%
             Q2 1997                3.3%
             Q3 1997                3.1%
             Q4 1997                4.3%

US Unemployment Rate
Source:  Bloomberg



             Unemployment Rate                 . Job growth has remained robust
          Jan-90           5.4%                  and the unemployment rate
          Feb-90           5.3%                  reached a new low for this
          Mar-90           5.2%                  decade during the reporting
          Apr-90           5.4%                  period. In fact, the fourth
          May-90           5.4%                  quarter rates (4.6% and 4.7%)
          Jun-90           5.2%                  represent the lowest rates in
          Jul-90           5.5%                  24 years.
          Aug-90           5.7%                . Although inflation has been
          Sep-90           5.9%                  well contained, a combination
          Oct-90           5.9%                  of a tight labor market, as
          Nov-90           6.2%                  evidenced by low unemployment
          Dec-90           6.3%                  rates, and strong economic
          Jan-91           6.4%                  growth typically leads to
          Feb-91           6.6%                  inflationary  pressures on
          Mar-91           6.8%                  wages and, ultimately, prices.
          Apr-91           6.7%
          May-91           6.9%
          Jun-91           6.9%
          Jul-91           6.8%
          Aug-91           6.9%
          Sep-91           6.9%
          Oct-91           7.0%
          Nov-91           7.0%
          Dec-91           7.3%
          Jan-92           7.3%
          Feb-92           7.4%
          Mar-92           7.4%
          Apr-92           7.4%
          May-92           7.6%
          Jun-92           7.8%
          Jul-92           7.7%
          Aug-92           7.6%
          Sep-92           7.6%
          Oct-92           7.3%
          Nov-92           7.4%
          Dec-92           7.4%
          Jan-93           7.3%
          Feb-93           7.1%
          Mar-93           7.0%
          Apr-93           7.1%
          May-93           7.1%
          Jun-93           7.0%
          Jul-93           6.9%
          Aug-93           6.8%
          Sep-93           6.7%
          Oct-93           6.8%
          Nov-93           6.6%
          Dec-93           6.5%
          Jan-94           6.7%
          Feb-94           6.6%
          Mar-94           6.5%
          Apr-94           6.4%
          May-94           6.0%
          Jun-94           6.1%
          Jul-94           6.1%
          Aug-94           6.1%
          Sep-94           5.9%
          Oct-94           5.8%
          Nov-94           5.6%
          Dec-94           5.4%
          Jan-95           5.6%
          Feb-95           5.5%
          Mar-95           5.4%
          Apr-95           5.7%
          May-95           5.6%
          Jun-95           5.6%
          Jul-95           5.7%
          Aug-95           5.7%
          Sep-95           5.7%
          Oct-95           5.5%
          Nov-95           5.6%
          Dec-95           5.6%
          Jan-96           5.7%
          Feb-96           5.5%
          Mar-96           5.5%
          Apr-96           5.5%
          May-96           5.5%
          Jun-96           5.3%
          Jul-96           5.4%
          Aug-96           5.2%
          Sep-96           5.2%
          Oct-96           5.2%
          Nov-96           5.3%
          Dec-96           5.3%
          Jan-97           5.4%
          Feb-97           5.3%
          Mar-97           5.2%
          Apr-97           4.9%
          May-97           4.8%
          Jun-97           5.0%
          Jul-97           4.8%
          Aug-97           4.9%
          Sep-97           4.9%
          Oct-97           4.7%
          Nov-97           4.6%
          Dec-97           4.7%


Consumer Price Index - All Items YOY % Change
Employment Cost Index SA (includes both wages
and salaries and benefits
components) - YOY % Change
Source:  Bloomberg L.P.
RED = DATA INPUTS
                     Data for Graph            . Both the Employment Cost Index
          -------------------------------        and Consumer Price Index (CPI)
              Monthly    Quarterly               remained in check throughout
              Consumer   Employment              1997, reflecting continued low
            Price Index  Cost Index              levels of inflation.
               YOY %       YOY %               . The CPI rose 1.7% during 1997--
               Change      Change                the lowest rate since 1986. Its
          -------------------------------        core rate (which excludes the
Jan-90           5.2%        5.3%                more volatile food and energy
Feb-90           5.3%        5.3%                components) rose 2.2%, the
Mar-90           5.2%        5.3%                lowest rate since 1965.
Apr-90           4.7%        5.4%              . Even though current levels of
May-90           4.4%        5.4%                inflation are very low, the
Jun-90           4.7%        5.4%                Federal Reserve indicated
Jul-90           4.8%        5.1%                throughout most of the
Aug-90           5.6%        5.1%                reporting period that the
Sep-90           6.2%        5.1%                economy remains in the zone
Oct-90           6.3%        4.8%                where inflation risks are on
Nov-90           6.3%        4.8%                the upside and that it is
Dec-90           6.1%        4.8%                poised to act preemptively
Jan-91           5.7%        4.6%                by raising interest rates if
Feb-91           5.3%        4.6%                necessary. At the end of the
Mar-91           4.9%        4.6%                reporting period, sentiment was
Apr-91           4.9%        4.5%                mixed regarding the direction
May-91           5.0%        4.5%                and timing of the Federal
Jun-91           4.7%        4.5%                Reserve's next action.
Jul-91           4.4%        4.3%
Aug-91           3.8%        4.3%
Sep-91           3.4%        4.3%
Oct-91           2.9%        4.2%
Nov-91           3.0%        4.2%
Dec-91           3.1%        4.2%
Jan-92           2.6%        4.1%
Feb-92           2.8%        4.1%
Mar-92           3.2%        4.1%
Apr-92           3.2%        3.5%
May-92           3.0%        3.5%
Jun-92           3.1%        3.5%
Jul-92           3.2%        3.4%
Aug-92           3.1%        3.4%
Sep-92           3.0%        3.4%
Oct-92           3.2%        3.5%
Nov-92           3.0%        3.5%
Dec-92           2.9%        3.5%
Jan-93           3.3%        3.4%
Feb-93           3.2%        3.4%
Mar-93           3.1%        3.4%
Apr-93           3.2%        3.6%
May-93           3.2%        3.6%
Jun-93           3.0%        3.6%
Jul-93           2.8%        3.6%
Aug-93           2.8%        3.6%
Sep-93           2.7%        3.6%
Oct-93           2.8%        3.4%
Nov-93           2.7%        3.4%
Dec-93           2.7%        3.4%
Jan-94           2.5%        3.2%
Feb-94           2.5%        3.2%
Mar-94           2.5%        3.2%
Apr-94           2.4%        3.1%
May-94           2.3%        3.1%
Jun-94           2.5%        3.1%
Jul-94           2.8%        3.1%
Aug-94           2.9%        3.1%
Sep-94           3.0%        3.1%
Oct-94           2.6%        3.0%
Nov-94           2.7%        3.0%
Dec-94           2.7%        3.0%
Jan-95           2.8%        3.0%
Feb-95           2.9%        3.0%
Mar-95           2.9%        3.0%
Apr-95           3.1%        3.0%
May-95           3.2%        3.0%
Jun-95           3.0%        3.0%
Jul-95           2.8%        2.8%
Aug-95           2.6%        2.8%
Sep-95           2.5%        2.8%
Oct-95           2.8%        2.8%
Nov-95           2.6%        2.8%
Dec-95           2.5%        2.8%
Jan-96           2.7%        2.9%
Feb-96           2.7%        2.9%
Mar-96           2.8%        2.9%
Apr-96           2.9%        2.9%
May-96           2.9%        2.9%
Jun-96           2.8%        2.9%
Jul-96           3.0%        2.9%
Aug-96           2.9%        2.9%
Sep-96           3.0%        2.9%
Oct-96           3.0%        3.0%
Nov-96           3.3%        3.0%
Dec-96           3.3%        3.0%
Jan-97           3.0%        2.8%
Feb-97           3.0%        2.8%
Mar-97           2.8%        2.8%
Apr-97           2.5%        2.8%
May-97           2.2%        2.8%
Jun-97           2.3%        2.8%
Jul-97           2.2%        3.0%
Aug-97           2.2%        3.0%
Sep-97           2.2%        3.0%
Oct-97           2.1%        3.2%
Nov-97           1.8%        3.2%
Dec-97           1.7%        3.2%
 Source: Bloomberg L.P.

                                ---------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER, 31, 1997 ANNUAL REPORT (CONTINUED)
MARKET OVERVIEW
--------------------------------------------------------------------------------

                       Annual Report Plot Points
                         Growth of a $ Investment
             -----------------------------------------------------------
                                                Schwab     Lehman MF
                                  Schwab       Inter-     General US           . Despite corrections in March,
                                Small Cap      national     Govt.                August, and October, domestic
                     S&P 500      Index         Index       Index                equity investments continued to be
             -----------------------------------------------------------         the strongest performing asset
      Dec-96          $ 1.000     $ 1.000     $ 1.000      $ 1.000               class, achieving very strong
      Jan-97          $ 1.062     $ 1.024     $ 0.967      $ 1.001               returns during the one-year
      Feb-97          $ 1.071     $ 0.999     $ 0.983      $ 1.003               reporting period. Large cap
      Mar-97          $ 1.027     $ 0.950     $ 0.990      $ 0.992               domestic stocks, as represented by
      Apr-97          $ 1.088     $ 0.953     $ 1.000      $ 1.006               the S&P 500, achieved a total
      May-97          $ 1.154     $ 1.069     $ 1.074      $ 1.015               return of 33.3%, and small-cap
      Jun-97          $ 1.206     $ 1.125     $ 1.136      $ 1.026               stocks, as represented by the
      Jul-97          $ 1.302     $ 1.189     $ 1.167      $ 1.055               Schwab Small-Cap Index achieved a
      Aug-97          $ 1.229     $ 1.216     $ 1.083      $ 1.045               total return of 26.8%.
      Sep-97          $ 1.296     $ 1.311     $ 1.151      $ 1.061             . International stocks, as
      Oct-97          $ 1.253     $ 1.254     $ 1.058      $ 1.079               represented by the Schwab
      Nov-97          $ 1.311     $ 1.242     $ 1.054      $ 1.084               International Index, achieved a
      Dec-97          $ 1.333     $ 1.268     $ 1.068      $ 1.096               return of 6.8% for the reporting
                                                                                 period, following an Asian-lead
                                                                                 correction of 8.1% during October.
                                                                               . U.S. Government bonds, as
                                                                                 represented by the Lehman Mutual
                                                                                 Fund General U.S. Government Index,
                                                                                 achieved a lower, albeit less
                                                                                 volatile, return of 9.6% for the
                                                                                 one year reporting period.

S&P 500 P/E Ratio
Source Bloomberg

               S&P 500 Price Earnings Ratio             . The price earnings ratio for the
                   Jan-90          14.37                  S&P 500 was 24.5 at the close of
                   Feb-90          14.21                  the reporting period, well above
                   Mar-90          14.77                  its 30-year average of 14.7.
                   Apr-90          14.82                . Based on other traditional measures
                   May-90          15.84                  such as the price-to-book value
                   Jun-90          16.66                  ratio or dividend yield, the U.S.
                   Jul-90          16.65                  stock market valuation, as measured
                   Aug-90          15.57                  by the S&P 500, reached historical
                   Sep-90          14.90                  highs during the reporting period.
                   Oct-90          14.36                . Although low inflation and interest
                   Nov-90          14.59                  rates and strong flows into mutual
                   Dec-90          15.19                  funds have helped the U.S. equity
                   Jan-91          14.95                  markets reach these levels, Federal
                   Feb-91          16.82                  Reserve's Chairman Alan Greenspan
                   Mar-91          17.48                  has warned that current stock
                   Apr-91          17.85                  market values make sense only if
                   May-91          17.92                  the outlook for corporate earnings
                   Jun-91          17.96                  growth remains positive, an
                   Jul-91          18.07                  assumption which, as always, will
                   Aug-91          19.72                  be widely debated by market
                   Sep-91          19.88                  participants.
                   Oct-91          19.92
                   Nov-91          21.02
                   Dec-91          21.85
                   Jan-92          23.35
                   Feb-92          23.83
                   Mar-92          25.45
                   Apr-92          25.51
                   May-92          25.71
                   Jun-92          25.08
                   Jul-92          25.61
                   Aug-92          25.50
                   Sep-92          24.37
                   Oct-92          23.94
                   Nov-92          24.08
                   Dec-92          24.01
                   Jan-93          24.20
                   Feb-93          24.25
                   Mar-93          24.22
                   Apr-93          23.20
                   May-93          23.21
                   Jun-93          22.58
                   Jul-93          22.52
                   Aug-93          23.02
                   Sep-93          23.74
                   Oct-93          23.97
                   Nov-93          22.55
                   Dec-93          23.55
                   Jan-94          22.98
                   Feb-94          21.17
                   Mar-94          20.34
                   Apr-94          20.10
                   May-94          20.16
                   Jun-94          19.76
                   Jul-94          18.64
                   Aug-94          18.90
                   Sep-94          18.26
                   Oct-94          17.55
                   Nov-94          16.58
                   Dec-94          16.98
                   Jan-95          16.23
                   Feb-95          16.20
                   Mar-95          16.50
                   Apr-95          16.02
                   May-95          16.43
                   Jun-95          16.82
                   Jul-95          16.55
                   Aug-95          16.18
                   Sep-95          16.86
                   Oct-95          16.18
                   Nov-95          17.14
                   Dec-95          17.41
                   Jan-96          18.11
                   Feb-96          18.56
                   Mar-96          18.94
                   Apr-96          19.16
                   May-96          19.48
                   Jun-96          19.30
                   Jul-96          18.31
                   Aug-96          18.62
                   Sep-96          19.75
                   Oct-96          19.60
                   Nov-96          21.05
                   Dec-96          20.70
                   Jan-97          20.55
                   Feb-97          20.98
                   Mar-97          19.87
                   Apr-97          20.24
                   May-97          21.43
                   Jun-97          22.45
                   Jul-97          23.92
                   Aug-97          22.64
                   Sep-97          24.00
                   Oct-97          22.84
                   Nov-97          24.02
                   Dec-97          24.51

Interest Rate Graph Data
Source:  Bloomberg L.P.

            90 day non-financial CP
            3 Month       90 Day
            Treasury    Commercial
             Bill         Paper
         -----------------------------
1/2/97         5.18%         5.30%       . Short-term commercial paper rates
1/3/97         5.16%         5.29%         experienced a moderate increase in
1/6/97         5.17%         5.32%         the second quarter (following the
1/7/97         5.15%         5.32%         March Federal Funds Rate hike) and
1/8/97         5.15%         5.29%         again in the fourth quarter, but
1/9/97         5.12%         5.30%         otherwise remained relatively
1/10/97        5.16%         5.30%         stable during the reporting period.
1/13/97        5.17%         5.34%       . More notably, the spread between
1/14/97        5.16%         5.29%         commercial paper and U.S. Treasury
1/15/97        5.14%         5.31%         bill yields widened significantly
1/16/97        5.16%         5.29%         during the second quarter and
1/17/97        5.15%         5.30%         continued to exhibit volatility
1/20/97        5.15%         5.30%         during the remainder of the period.
1/21/97        5.15%         5.29%         This widening was initially a
1/22/97        5.16%         5.30%         result of the reduced U.S. Treasury
1/23/97        5.16%         5.27%         bill supply, caused by unexpectedly
1/24/97        5.16%         5.32%         large April federal tax receipts,
1/27/97        5.19%         5.32%         which led to lower government
1/28/97        5.19%         5.32%         financing needs. During September,
1/29/97        5.17%         5.31%         the spread again widened, however
1/30/97        5.17%         5.28%         this time it was more a result of
1/31/97        5.15%         5.30%         what is typically referred to as a
2/3/97         5.11%         5.30%         "flight to quality"--investors,
2/4/97         5.13%         5.28%         concerned about the volatility in
2/5/97         5.12%         5.28%         the foreign equity markets, sought
2/6/97         5.13%         5.30%         refuge in high quality U.S.
2/7/97         5.12%         5.27%         Treasury securities, thereby
2/10/97        5.13%         5.26%         driving down their yields relative
2/11/97        5.14%         5.29%         to commercial paper.
2/12/97        5.14%         5.29%
2/13/97        5.12%         5.27%
2/14/97        5.08%         5.26%
2/17/97        5.09%         5.26%
2/18/97        5.09%         5.25%
2/19/97        5.10%         5.25%
2/20/97        5.08%         5.26%
2/21/97        5.09%         5.20%
2/24/97        5.11%         5.22%
2/25/97        5.15%         5.24%
2/26/97        5.18%         5.23%
2/27/97        5.20%         5.38%
2/28/97        5.22%         5.35%
3/3/97         5.23%         5.37%
3/4/97         5.23%         5.29%
3/5/97         5.19%         5.30%
3/6/97         5.21%         5.29%
3/7/97         5.21%         5.29%
3/10/97        5.19%         5.29%
3/11/97        5.17%         5.30%
3/12/97        5.19%         5.30%
3/13/97        5.23%         5.30%
3/14/97        5.23%         5.32%
3/17/97        5.25%         5.34%
3/18/97        5.29%         5.37%
3/19/97        5.29%         5.38%
3/20/97        5.34%         5.39%
3/21/97        5.40%         5.50%
3/24/97        5.38%         5.50%
3/25/97        5.39%         5.52%
3/26/97        5.34%         5.53%
3/27/97        5.37%         5.54%
3/28/97        5.37%         5.54%
3/31/97        5.32%         5.55%
4/1/97         5.30%         5.53%
4/2/97         5.29%         5.58%
4/3/97         5.25%         5.55%
4/4/97         5.27%         5.54%
4/7/97         5.27%         5.61%
4/8/97         5.23%         5.59%
4/9/97         5.22%         5.58%
4/10/97        5.29%         5.53%
4/11/97        5.28%         5.52%
4/14/97        5.29%         5.58%
4/15/97        5.29%         5.56%
4/16/97        5.29%         5.58%
4/17/97        5.29%         5.58%
4/18/97        5.28%         5.57%
4/21/97        5.26%         5.60%
4/22/97        5.32%         5.60%
4/23/97        5.34%         5.62%
4/24/97        5.30%         5.57%
4/25/97        5.31%         5.54%
4/28/97        5.30%         5.61%
4/29/97        5.26%         5.56%
4/30/97        5.23%         5.57%
5/1/97         5.21%         5.60%
5/2/97         5.22%         5.57%
5/5/97         5.11%         5.60%
5/6/97         5.17%         5.56%
5/7/97         5.22%         5.59%
5/8/97         5.21%         5.63%
5/9/97         5.16%         5.55%
5/12/97        5.15%         5.59%
5/13/97        5.20%         5.57%
5/14/97        5.16%         5.57%
5/15/97        5.11%         5.58%
5/16/97        5.18%         5.58%
5/19/97        5.30%         5.56%
5/20/97        5.20%         5.59%
5/21/97        5.12%         5.59%
5/22/97        5.17%         5.59%
5/23/97        5.16%         5.54%
5/26/97        5.16%         5.54%
5/27/97        5.11%         5.56%
5/28/97        5.13%         5.53%
5/29/97        5.01%         5.57%
5/30/97        4.94%         5.54%
6/2/97         4.84%         5.59%
6/3/97         5.07%         5.57%
6/4/97         5.07%         5.56%
6/5/97         5.11%         5.52%
6/6/97         5.04%         5.54%
6/9/97         5.03%         5.54%
6/10/97        5.03%         5.53%
6/11/97        4.96%         5.55%
6/12/97        4.95%         5.52%
6/13/97        4.96%         5.53%
6/16/97        4.97%         5.54%
6/17/97        5.04%         5.54%
6/18/97        5.07%         5.54%
6/19/97        5.07%         5.52%
6/20/97        5.06%         5.53%
6/23/97        5.15%         5.54%
6/24/97        5.18%         5.54%
6/25/97        5.10%         5.52%
6/26/97        5.12%         5.51%
6/27/97        5.14%         5.53%
6/30/97        5.17%         5.56%
7/1/97         5.23%         5.52%
7/2/97         5.22%         5.56%
7/3/97         5.14%         5.52%
7/4/97         5.13%         5.52%
7/7/97         5.07%         5.52%
7/8/97         5.11%         5.51%
7/9/97         5.10%         5.49%
7/10/97        5.15%         5.47%
7/11/97        5.13%         5.49%
7/14/97        5.14%         5.50%
7/15/97        5.19%         5.50%
7/16/97        5.18%         5.50%
7/17/97        5.21%         5.48%
7/18/97        5.24%         5.47%
7/21/97        5.27%         5.48%
7/22/97        5.23%         5.50%
7/23/97        5.19%         5.44%
7/24/97        5.21%         5.45%
7/25/97        5.22%         5.47%
7/28/97        5.23%         5.48%
7/29/97        5.24%         5.45%
7/30/97        5.23%         5.47%
7/31/97        5.23%         5.45%
8/1/97         5.27%         5.48%
8/4/97         5.26%         5.48%
8/5/97         5.29%         5.47%
8/6/97         5.29%         5.48%
8/7/97         5.30%         5.46%
8/8/97         5.28%         5.49%
8/11/97        5.29%         5.48%
8/12/97        5.32%         5.51%
8/13/97        5.31%         5.49%
8/14/97        5.33%         5.49%
8/15/97        5.24%         5.49%
8/18/97        5.27%         5.50%
8/19/97        5.22%         5.48%
8/20/97        5.23%         5.49%
8/21/97        5.24%         5.49%
8/22/97        5.23%         5.45%
8/25/97        5.28%         5.46%
8/26/97        5.27%         5.50%
8/27/97        5.28%         5.49%
8/28/97        5.21%         5.46%
8/29/97        5.22%         5.48%
9/1/97         5.22%         5.48%
9/2/97         5.19%         5.52%
9/3/97         5.13%         5.48%
9/4/97         5.14%         5.51%
9/5/97         5.15%         5.50%
9/8/97         5.14%         5.49%
9/9/97         5.12%         5.50%
9/10/97        5.09%         5.48%
9/11/97        5.13%         5.47%
9/12/97        5.09%         5.48%
9/15/97        5.13%         5.49%
9/16/97        5.08%         5.49%
9/17/97        5.09%         5.48%
9/18/97        5.08%         5.48%
9/19/97        5.04%         5.45%
9/22/97        5.02%         5.48%
9/23/97        4.98%         5.49%
9/24/97        4.92%         5.45%
9/25/97        4.91%         5.46%
9/26/97        4.98%         5.48%
9/29/97        4.99%         5.50%
9/30/97        5.10%         5.48%
10/1/97        5.10%         5.46%
10/2/97        5.06%         5.49%
10/3/97        5.01%         5.47%
10/6/97        4.97%         5.47%
10/7/97        5.05%         5.46%
10/8/97        5.09%         5.47%
10/9/97        5.11%         5.48%
10/10/97       5.12%         5.50%
10/13/97       5.12%         5.50%
10/14/97       5.07%         5.49%
10/15/97       5.04%         5.51%
10/16/97       5.06%         5.48%
10/17/97       5.04%         5.54%
10/20/97       5.03%         5.54%
10/21/97       5.10%         5.54%
10/22/97       5.15%         5.52%
10/23/97       5.12%         5.54%
10/24/97       5.13%         5.54%
10/27/97       5.03%         5.55%
10/28/97       5.26%         5.49%
10/29/97       5.14%         5.54%
10/30/97       5.14%         5.53%
10/31/97       5.20%         5.56%
11/3/97        5.23%         5.54%
11/4/97        5.25%         5.53%
11/5/97        5.24%         5.54%
11/6/97        5.31%         5.53%
11/7/97        5.29%         5.55%
11/10/97       5.33%         5.54%
11/11/97       5.31%         5.54%
11/12/97       5.26%         5.62%
11/13/97       5.26%         5.59%
11/14/97       5.25%         5.67%
11/17/97       5.30%         5.63%
11/18/97       5.29%         5.62%
11/19/97       5.27%         5.61%
11/20/97       5.27%         5.64%
11/21/97       5.24%         5.61%
11/24/97       5.27%         5.63%
11/25/97       5.29%         5.65%
11/26/97       5.21%         5.63%
11/27/97       5.22%         5.63%
11/28/97       5.20%         5.63%
12/1/97        5.23%         5.64%
12/2/97        5.25%         5.67%
12/3/97        5.23%         5.67%
12/4/97        5.25%         5.67%
12/5/97        5.31%         5.69%
12/8/97        5.32%         5.67%
12/9/97        5.23%         5.72%
12/10/97       5.18%         5.69%
12/11/97       5.17%         5.68%
12/12/97       5.17%         5.68%
12/15/97       5.22%         5.70%
12/16/97       5.20%         5.69%
12/17/97       5.24%         5.66%
12/18/97       5.23%         5.64%
12/19/97       5.38%         5.62%
12/22/97       5.43%         5.67%
12/23/97       5.47%         5.64%
12/24/97       5.37%         5.69%
12/25/97       5.37%         5.69%
12/26/97       5.33%         5.67%
12/29/97       5.39%         5.65%
12/30/97       5.38%         5.65%
12/31/97       5.37%         5.57%

Source: Bloomberg L.P.

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1997 ANNUAL REPORT
ECONOMIC HIGHLIGHTS
-------------------------------------------------------------------------------
SCHWAB MONEY MARKET PORTFOLIO

Portfolio Management Team

 STEPHEN B. WARD--Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Port-folio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

 AMY TREANOR--Portfolio Manager, has managed the Portfolio since May 1997. Amy joined CSIM in 1992 as Associate Portfolio Trader and was promoted to her cur-rent position in May 1997. Prior to joining CSIM, Amy was Portfolio Manager and Assistant Vice President with Capitalcorp Asset Management.

Portfolio Highlights

 During the reporting period, the portfolio managers adjusted the Dollar-Weighted Average Maturities (DWAM) of the Portfolio as needed in order to cap-italize on opportunities to buy higher yielding money market instruments re-sulting from market fluctuations. Most economists had accurately predicted the 0.25% increase in the Federal Funds rate prior to the Federal Open Market Com-mittee meeting held on March 25, 1997 and there was speculation that further increases in the Federal Funds Rate were possible. We believed without a clear indication of inflationary pressures that a further increase in the Federal Funds rate was unlikely, and seized the opportunity to add securities with longer maturities (and higher yields) to the Portfolio as they became avail-able.

SCHWAB S&P 500 PORTFOLIO

Portfolio Management Team

 STEPHEN B. WARD--Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Port-folio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

 GERI HOM--Vice President and Senior Portfolio Manager, has primary responsi-bility for the day-to-day management of the Portfolio investments. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current posi-tion in December 1996. She currently manages approximately $6.1 billion in as-sets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko In-vestment Advisors and Vice President and Manager of the Domestic Equity Port-folio Management Group for Wells Fargo Nikko.

Portfolio Highlights

 During the reporting period, most major domestic equity market indices, in-cluding the S&P 500 Index, reached new highs. Using most traditional measures, such as price-to-book value and dividend yield, many major market indices re-main valued near their historic highs. Although there are many contributing factors, most market observers attribute the market's strong performance to four key developments: the third straight year of impressive corporate earn-ings growth; a continuation of relatively moderate short- and long-term inter-est rates; low levels of inflation, and continued high levels of cash flowing into equity mutual funds.

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1997 ANNUAL REPORT (CONTINUED)
ECONOMIC HIGHLIGHTS
-------------------------------------------------------------------------------
SCHWAB S&P 500 PORTFOLIO
HYPOTHETICAL GROWTH CHART
AS OF 12/31/97                           . The graphs on the page compares the
             S&P 500     S&P 500           growth of a hypothetical $10,000
            PORTFOLIO     INDEX            investment in the Schwab S&P
            ----------   --------          Portfolio at the inception, with a
11/01/96     $10,000     $10,000           similar investment in the S&P
11/30/96     $10,750     $10,777           500(R) Index.
12/31/96     $10,530     $10,564
1/31/97      $11,170     $11,223         . THE INFORMATION IS HISTORICAL AND
2/28/97      $11,250     $11,311           DOES NOT REPRESENT ALL DIVIDEND AND
3/31/97      $10,780     $10,848           CAPITAL GAIN DISTRIBUTIONS.
4/30/97      $11,410     $11,494           PRINCIPAL VALUE AND INVESTMENT
5/31/97      $12,090     $12,193           RETURNS WILL FLUCTUATE SO THAT AN
6/30/97      $12,630     $12,739           INVESTOR'S SHARES, WHEN REDEEMED,
7/31/97      $13,620     $13,752           MAY BE WORTH MORE OR LESS THAN
8/31/97      $12,860     $12,982           THEIR ORIGINAL COST. Indices are
9/30/97      $13,560     $13,692           unmanaged and do not reflect
10/31/97     $13,120     $13,235           advisory fees and other expenses
11/30/97     $13,720     $13,848           associated with an investment in
12/31/97     $13,948     $14,086           the Fund. Investors cannot invest
                                           in an index directly.

 As discussed in the Market Overview section, large cap domestic stocks (such as those in the S&P 500 Index) were clearly a strong performing asset class for the reporting period. As shown in the graph above, the S&P 500 Portfolio achieved a very strong total return of 32.46%/1/ for the twelve-month report-ing period ended 12/31/97. The Portfolio continued to closely track the per-formance of its benchmark, the S&P 500 Index.

 Unlike the Portfolio, the Index does not incur management and other Portfolio costs that reduce returns to the shareholders. Additionally, the Portfolio, unlike the Index, holds a small portion in cash to meet shareholder redemp-tions and to pay Portfolio expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Portfolio can be greater or less than in the Index. Lastly, unlike the Index, the Port-folio incurs trading costs when it buys or sells stocks. Taken together, these factors cause the difference in the returns of the Portfolio compared to the Index, a difference referred to as the Portfolio's "tracking differential." The tracking differential for the Portfolio during the reporting period was 0.88%, and its average annual tracking error since 11/1/96, the Portfolio's inception, has been 0.90%.

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO

Portfolio Management Team

 STEPHEN B. WARD--Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Port-folio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Man-ager at Federated Investors.

 GERI HOM--Senior Portfolio Manager and Vice President has managed the Equity components of the Schwab Asset Director--High Growth Portfolio since its in-ception in November 1996. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages over $6 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

 KIMON DAIFOTIS--Vice President and Senior Portfolio Manager, has managed the Bond and Cash components of the Schwab Asset Director(R)--High Growth Portfo-lio since October 1997. Kimon joined CSIM in his current capacity in October 1997. For five years prior to joining Schwab he was employed by Lehman Broth-ers, most recently as Vice President in fixed income institutional sales and, prior to that, Senior Portfolio Strategist.
-------
(/1/A)portion of the Portfolio's expenses were waived or reimbursed by CSIM.
    Without the waivers or reimbursements, the Portfolio's total return for the period ended would have been 32.00%.

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1997 ANNUAL REPORT (CONTINUED)
ECONOMIC HIGHLIGHTS

-------------------------------------------------------------------------------

The Portfolio's Investment Strategy

SCHWAB ASSET DIRECTOR - HIGH GROWTH PORTFOLIO
HYPOTHETICAL GROWTH CHART
AS OF 12/31/97

             SCHWAB            LEHMAN
             ASSET              GEN.
            DIRECTOR:          GOV'T
           HIGH GROWTH  S&P    BOND
           PORTFOLIO    500    INDEX
          ----------- -------  -------   . The graphs on the page compares the
11/01/96   $10,000    $10,000  $10,000     growth of a hypothetical $10,000
11/30/96   $10,490    $10,777  $10,183     investment in the Schwab Asset
12/31/96   $10,420    $10,564  $10,079     Director(R)--High Growth Portfolio
1/31/97    $10,670    $11,223  $10,090     at the inception, with a similar
2/28/97    $10,710    $11,311  $10,104     investment in the S&P 500(R) Index
3/31/97    $10,460    $10,848   $9,997     and the Lehman Brothers General
4/30/97    $10,780    $11,494  $10,141     U.S. Government Index (Lehman
5/31/97    $11,420    $12,193  $10,228     Government Bond Index.)
6/30/97    $11,940    $12,739  $10,343
7/31/97    $12,650    $13,752  $10,637   . THE INFORMATION IS HISTORICAL AND
8/31/97    $12,200    $12,982  $10,531     DOES NOT REPRESENT ALL DIVIDEND AND
9/30/97    $12,880    $13,692  $10,689     CAPITAL GAIN DISTRIBUTIONS.
10/31/97   $12,520    $13,235  $10,874     PRINCIPAL VALUE AND INVESTMENT
11/30/97   $12,730    $13,848  $10,930     RETURNS WILL FLUCTUATE SO THAT AN
12/31/97   $12,977    $14,086  $11,045     INVESTOR'S SHARES, WHEN REDEEMED,
                                           MAY BE WORTH MORE OR LESS THAN
                                           THEIR ORIGINAL COST. Indices are
                                           unmanaged and do not reflect
                                           advisory fees and other expenses
                                           associated with an investment in
                                           the Fund. Investors cannot invest
                                           in an index directly.

 THE ASSET DIRECTOR--High Growth Portfolio (as shown in the graph above), par-ticipated in the strong performance of the domestic and, to a lesser extent, foreign equities markets as evidenced by its 24.54%/1/ total return for the twelve month reporting period. The chart below shows the target and actual as-set mixes for the Portfolio at the beginning, mid-point, and end of the twelve-month reporting period. Throughout most of the year, the Portfolio maintained a conservative mix relative to their benchmarks due to declining expected returns for stocks and bonds.

                                        PORTFOLIO POSITION PORTFOLIO POSITION PORTFOLIO POSITION
                         NEUTRAL TARGET    AT 12/31/96         AT 6/30/97        AT 12/31/97
                         -------------- ------------------ ------------------ ------------------
Large Cap Stocks........      40.0%            40.3%              33.5%              40.3%
Small Cap Stocks........      20.0%            19.3%              19.6%              19.5%
International Stocks....      20.0%            18.4%              20.5%              19.5%
Bonds...................      15.0%            11.4%              20.5%               0.0%
Cash Equivalents........       5.0%            10.6%               5.9%              20.7%
                             ------           ------             ------             ------
                             100.0%           100.0%             100.0%             100.0%

 Throughout the year, as equity valuations continued to rise, our expectations for corporate earnings remained somewhat constant--indicating a decrease in the expected return for stocks. Although the Portfolio was slightly under-weighted in stocks going into the October correction, the impact of the under-weighting for the entire period was nonetheless slightly negative. The Portfo-lio also made several moderate shifts between cash equivalents and bonds, par-ticularly during the last half of the period. The yield curve generally flat-tened throughout the year, narrowing the spread between bond and cash yields. This narrowing spread, which made cash equivalents more attractive relative to bonds on a risk/reward basis, contributed to the moderate over-weighting in cash equivalents toward the end of the period. Finally, at the close of the period, following the late October correction in the stock market, the Portfo-lio adopted a slight over-weighted position in stocks, under-weighting in bonds, and over-weighting in cash equivalents.
-------
(/1/A)portion of the Portfolio's expenses were waived or reimbursed during the period. Without these waivers or reimbursements, the Portfolio's total re-turn for the period ended would have been 22.90%.

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1997 ANNUAL REPORT (CONTINUED)
ECONOMIC HIGHLIGHTS

-------------------------------------------------------------------------------

The Asset Director--High Growth Portfolio's Indexing Strategy

 One of the primary principals of asset allocation and the Asset Director-- High Growth Portfolio is that the allocation of assets among different types of asset classes (such as stocks, bonds, and cash) is a much more important determinant of long term investment performance than individual security se-lection. Perhaps the most effective way to ensure that a particular portfolio has the desired performance and risk characteristics which match those of its component asset classes, is to use an indexing strategy specifically designed to track the performance and risk characteristics of a particular asset class. The Asset Director--High Growth Portfolio uses an indexing strategy to achieve this objective in the Portfolio's stock and bond asset categories. The Asset classes included in the Portfolio and the indices they seek to track are as follows:

 Large Company Stock              S&P 500 Index
 Small Company Stock              Schwab Small-Cap Index
 International Stock              Schwab International Index
 Bonds                            Lehman Brothers Aggregate Bond Index and
                                  Lehman Brothers 20+ Treasury Index

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
PORTFOLIO SUMMARY
                                  ASSET GROWTH

                                                                                PERCENTAGE
          TOTAL                          TOTAL                                  GROWTH OVER
        NET ASSETS                     NET ASSETS                                REPORTING
      AS OF 12/31/97                 AS OF 12/31/96                               PERIOD
     --------------------------------------------------------------------------------------
      $47,967,612                     $27,430,633                                   75%
     --------------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED
                               DECEMBER 31, 1997*

         LAST                          LAST                                         LAST
      SEVEN DAYS                   THREE MONTHS                                 TWELVE MONTHS
     ----------------------------------------------------------------------------------------
        5.13%                         5.07%                                         5.00%
     ----------------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

       MATURITY RANGE        3/31/97           6/30/97           9/30/97           12/31/97
     --------------------------------------------------------------------------------------
        0-- 15 Days           27.1%             28.2%             16.2%              22.7%
       16-- 30 Days           26.0              29.3              50.0               14.3
       31-- 60 Days           31.7              13.7              14.5               37.4
       61-- 90 Days            6.3              11.3               8.5               14.2
       91--120 Days            3.9               5.6               0.9               11.4
      Over 120 Days            5.0              11.9               9.9                0.0
      Weighted Average       39 Days           52 Days           39 Days           46 Days
     --------------------------------------------------------------------------------------

                               PORTFOLIO QUALITY

                                                                    PERCENT OF
                    SEC TIER                                        NET ASSETS
                     RATING                                          12/31/97
                             -----------------------------------
                    Tier 1                                            100.0%
                    Tier 2                                              0.0%
                             -----------------------------------

-------
* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997

AGENCY OBLIGATIONS--83.7%                                          PAR    VALUE

--------------------------------------------------------------------------------
DISCOUNT NOTES--83.7%
Federal Farm Credit Bank
 5.51%, 01/07/98................................................. $  395 $   395
 5.51%, 01/09/98.................................................    970     969
 5.54%, 02/05/98.................................................  1,425   1,417
 5.60%, 02/18/98.................................................  1,500   1,489
 5.60%, 03/26/98.................................................  2,000   1,975
Federal Home Loan Bank
 5.55%, 01/09/98.................................................  2,035   2,033
 5.52%, 01/09/98.................................................  1,175   1,174
 5.57%, 01/13/98.................................................    425     424
 5.56%, 01/14/98.................................................  1,155   1,153
 5.54%, 02/04/98.................................................  3,405   3,387
 5.67%, 02/13/98.................................................  1,710   1,699
Federal Home Loan Mortgage Corp.
 5.72%, 01/09/98.................................................    920     919
 5.65%, 01/14/98.................................................    550     549
 5.76%, 01/20/98.................................................    875     872
 5.72%, 01/30/98.................................................    600     597
 5.69%, 02/06/98.................................................    855     850
 5.57%, 02/12/98.................................................    595     591
 5.72%, 02/20/98.................................................    340     337
 5.71%, 02/20/98.................................................    955     948
 5.61%, 02/20/98.................................................  1,790   1,776
 5.69%, 03/06/98.................................................    735     728
 5.63%, 03/06/98.................................................    285     282
 5.60%, 03/11/98.................................................  1,340   1,326
Federal National Mortgage Assoc.
 5.72%, 01/09/98.................................................    365     365
 5.59%, 01/12/98.................................................    605     604
 5.50%, 01/12/98.................................................    570     569
 5.59%, 01/13/98.................................................  1,255   1,253
 5.64%, 01/16/98.................................................    375     374
 5.55%, 02/05/98.................................................  1,000     995
 5.55%, 02/06/98.................................................  1,405   1,397
 5.61%, 02/25/98.................................................    880     873
 5.63%, 03/02/98.................................................  2,495   2,472
Tennessee Valley Authority
 5.52%, 01/12/98.................................................    480     479
 5.55%, 01/22/98.................................................  4,875   4,857
                                                                         -------
TOTAL AGENCY OBLIGATIONS (Cost $40,128)..........................         40,128
                                                                         -------

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (CONTINUED)
DECEMBER 31, 1997

U.S. TREASURY OBLIGATIONS--16.3%                                  PAR    VALUE

-------------------------------------------------------------------------------
U.S. Treasury Bills
 5.30%, 01/22/98................................................ $   75 $    75
 5.13%, 01/22/98................................................     85      85
U.S. Treasury Notes
 5.13%, 02/28/98................................................  2,200   2,198
 5.88%, 04/30/98................................................  3,000   3,004
 5.13%, 04/30/98................................................  2,480   2,477
                                                                        -------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,839)...................          7,839
                                                                        -------
TOTAL INVESTMENTS--100% (Cost $47,967)..........................        $47,967
                                                                        =======

-------
Notes to Schedule of Investments

Yields shown are effective yields at the time of purchase except for U.S. Treasury coupons which reflect the coupon rate of the security. Yields for each security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
 Investments, at value (Cost: $47,967,459)........................ $47,967,459
 Cash.............................................................       3,434
 Receivables:
  Interest........................................................      90,265
  Fund shares sold................................................     170,118
 Deferred organization costs......................................      10,381
 Prepaid expenses.................................................       1,484
                                                                   -----------
  Total assets....................................................  48,243,141
                                                                   -----------
LIABILITIES
Payables:
 Dividends........................................................     256,753
 Fund shares redeemed.............................................       2,260
 Investment advisory fees and administration......................       3,956
Other liabilities.................................................      12,560
                                                                   -----------
  Total liabilities...............................................     275,529
                                                                   -----------
Net assets applicable to outstanding shares....................... $47,967,612
                                                                   ===========
NET ASSETS consist of:
 Paid-in-capital.................................................. $47,970,441
 Accumulated net realized loss on investments sold................      (2,829)
                                                                   -----------
                                                                   $47,967,612
                                                                   ===========
PRICING OF SHARES
 Outstanding shares, $0.00001 par value (unlimited shares
  authorized).....................................................  47,970,441
 NET ASSET VALUE, offering and redemption price per share......... $      1.00

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

--------------------------------------------------------------------------------

INTEREST INCOME..................................................... $2,134,248
                                                                     ----------
EXPENSES:
 Investment advisory and administration fees........................    178,126
 Custodian fees.....................................................     31,285
 Professional fees..................................................      9,168
 Shareholder reports................................................     28,506
 Trustees' fees.....................................................      8,211
 Amortization of deferred organization costs........................      7,665
 Insurance and other expenses.......................................     10,949
                                                                     ----------
                                                                        273,910
Less: expenses reduced and absorbed (see Note 4)....................    (80,295)
                                                                     ----------
  Total expenses incurred by Fund...................................    193,615
                                                                     ----------
NET INVESTMENT INCOME...............................................  1,940,633
Net realized loss on investments sold...............................     (2,110)
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $1,938,523
                                                                     ==========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                          DECEMBER 31,
                                                    --------------------------
                                                        1997          1996
                                                    ------------  ------------
OPERATIONS:
 Net investment income............................. $  1,940,633  $  1,094,918
 Net realized loss on investments sold.............       (2,110)         (655)
                                                    ------------  ------------
 Increase in net assets resulting from operations..    1,938,523     1,094,263
                                                    ------------  ------------
 Dividends to shareholders from net investment
  income...........................................   (1,940,633)   (1,094,918)
                                                    ------------  ------------
CAPITAL SHARE TRANSACTIONS: (at $1.00 per share):
 Proceeds from shares sold.........................  112,673,512    71,617,183
 Net asset value of shares issued in reinvestment
  of dividends.....................................    1,805,912     1,053,350
 Less payments for shares redeemed.................  (93,940,335)  (62,151,677)
                                                    ------------  ------------
 Increase in net assets from capital share
  transactions.....................................   20,539,089    10,518,856
                                                    ------------  ------------
 Total increase in net assets......................   20,536,979    10,518,201
NET ASSETS:
 Beginning of period...............................   27,430,633    16,912,432
                                                    ------------  ------------
 End of period..................................... $ 47,967,612  $ 27,430,633
                                                    ============  ============

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                       YEAR ENDED
                                      DECEMBER 31,                PERIOD ENDED
                           -------------------------------------  DECEMBER 31,
                              1997         1996         1995       1994(/1/)
-------------------------------------------------------------------------------
Net asset value at
 beginning of period......       $1.00        $1.00        $1.00        $1.00
                           -----------  -----------  -----------   ----------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income....        0.05         0.05         0.05         0.03
 Net realized and
  unrealized gain on
  investments.............         --           --           --           --
                           -----------  -----------  -----------   ----------
 Total from investment
  operations..............        0.05         0.05         0.05         0.03
                           -----------  -----------  -----------   ----------
LESS DISTRIBUTIONS
 Dividends from net
  investment income.......       (0.05)       (0.05)       (0.05)       (0.03)
                           -----------  -----------  -----------   ----------
 Total distributions......       (0.05)       (0.05)       (0.05)       (0.03)
                           -----------  -----------  -----------   ----------
Net asset value at end of
 period...................       $1.00        $1.00        $1.00        $1.00
                           ===========  ===========  ===========   ==========
TOTAL RETURN (not
 annualized)..............        5.12%        4.98%        5.26%        2.55%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period.................. $47,967,612  $27,430,633  $16,912,432   $7,409,454
 Ratio of expenses to
  average net assets+.....        0.50%        0.50%        0.50%        0.50%*
 Ratio of net investment
  income to average net
  assets+.................        5.01%        4.87%        5.17%        4.16%*
-------
 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to
   average net assets.....        0.71%        0.95%        1.02%        2.10%*
  Ratio of net investment
   income to average net
   assets.................        4.80%        4.42%        4.65%        2.56%*

(/1/For)the period May 3, 1994 (commencement of operations) to December 31,
    1994.
 *Annualized
-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 1997
1. DESCRIPTION OF THE FUND

 The Schwab Money Market Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end, management invest-ment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments are stated at amortized cost which approxi-mates market value.

 Security transactions and interest income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

 Repurchase agreements--Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

 Dividends to shareholders--The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

 Expenses--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allo-cated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has investment advisory and administration agreements with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion if its fee for the year ended December 31, 1997 (see Note 4).

 Officers and trustees--Certain officers and trustees of the Trust are also officers or directors of the Investment Manager. During the year ended Decem-ber 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $8,211 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

 The Investment Manager reduced a portion of its fee and absorbed certain ex-penses in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1997, the total of such fees and ex-penses reduced and absorbed by the Investment Manager was $80,295 (see Finan-cial Highlights).

                                 -------------

To the Trustees and Shareholders of
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, includ-ing the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one series constituting part of Schwab Annuity Portfolios, hereafter referred to as the "Trust") at December 31, 1997, the results of its operations for the year ended, the changes in its net assets for each of the two years in the pe-riod then ended and the financial highlights for each of the periods present-ed, in conformity with generally accepted accounting principles. These finan-cial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsi-bility is to express an opinion on these financial statements based on our au-dits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presenta-tion. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 30, 1998

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK--99.0%                                       OF SHARES    VALUE

-------------------------------------------------------------------------------
AEROSPACE/DEFENSE--1.5%
BF Goodrich Co. .........................................      200  $     8,288
Boeing Co. ..............................................    4,696      229,810
General Dynamics Corp. ..................................      400       34,575
Lockheed Martin Corp. ...................................    1,000       98,500
Northrop Grumman Corp. ..................................      300       34,500
Textron, Inc. ...........................................      900       56,250
United Technologies Corp. ...............................    1,100       80,094
                                                                    -----------
                                                                        542,017
                                                                    -----------
AIR TRANSPORTATION--0.5%
AMR Corp.+...............................................      600       77,100
Delta Airlines, Inc. ....................................      400       47,600
Southwest Airlines Co. ..................................    1,050       25,856
US Airways Group, Inc.+..................................      500       31,250
                                                                    -----------
                                                                        181,806
                                                                    -----------
ALCOHOLIC BEVERAGES--0.5%
Adolph Coors Co. Class B.................................      100        3,325
Anheuser-Busch Companies, Inc. ..........................    2,400      105,600
Brown-Forman Corp. Class B...............................      300       16,575
Seagram Co., Ltd. .......................................    1,700       54,931
                                                                    -----------
                                                                        180,431
                                                                    -----------
APPAREL--0.3%
Fruit of the Loom, Inc. Class A+.........................      300        7,688
Liz Claiborne, Inc. .....................................      300       12,544
Nike, Inc. Class B.......................................    1,300       51,024
Reebok International Ltd.+...............................      300        8,644
Russell Corp. ...........................................      100        2,656
Springs Industries, Inc. ................................      100        5,200
V.F. Corp. ..............................................      500       22,969
                                                                    -----------
                                                                        110,725
                                                                    -----------
AUTOMOTIVE PRODUCTS--0.1%
Cooper Tire & Rubber Co. ................................      400        9,750
Goodyear Tire & Rubber Co. ..............................      700       44,538
                                                                    -----------
                                                                         54,288
                                                                    -----------
BANKS--8.5%
Banc One Corp. ..........................................    2,700      146,644
Bank of New York Co., Inc. ..............................    1,900      109,844
BankAmerica Corp. .......................................    3,400      248,199
BankBoston Corp. ........................................      700       65,756
Bankers Trust New York Corp. ............................      500       56,219
Barnett Banks, Inc. .....................................    1,000       71,875

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
BANKS (CONTINUED)
BB & T Corp. ............................................      600  $    38,438
Chase Manhattan Corp. ...................................    2,000      218,999
Citicorp.................................................    2,200      278,162
Comerica, Inc. ..........................................      600       54,150
CoreStates Financial Corp. ..............................    1,000       80,063
Fifth Third Bancorp......................................      800       65,400
First Chicago NBD Corp. .................................    1,400      116,900
First Union Corp. .......................................    3,100      158,875
Fleet Financial Group, Inc. .............................    1,300       97,419
Huntington Bancshares, Inc. .............................    1,000       36,000
J.P. Morgan & Co., Inc. .................................      900      101,588
KeyCorp, Inc. ...........................................    1,000       70,813
MBNA Corp. ..............................................    2,475       67,598
Mellon Bank Corp. .......................................    1,200       72,750
National City Corp. .....................................    1,000       65,750
NationsBank Corp. .......................................    3,360      204,330
Norwest Corp. ...........................................    3,600      139,050
PNC Bank Corp. ..........................................    1,400       79,888
Republic New York Corp. .................................      300       34,256
State Street Corp. ......................................      700       40,731
SunTrust Banks, Inc. ....................................    1,000       71,375
Synovus Financial Corp. .................................      800       26,200
U. S. Bancorp. ..........................................    1,177      131,750
Wachovia Corp. ..........................................    1,100       89,238
Wells Fargo & Co. .......................................      400      135,775
                                                                    -----------
                                                                      3,174,035
                                                                    -----------
BUSINESS MACHINES & SOFTWARE--8.2%
3COM Corp.+..............................................    1,600       55,900
Adobe Systems, Inc. .....................................      400       16,500
Apple Computer, Inc.+....................................      700        9,188
Autodesk, Inc. ..........................................      400       14,800
Bay Networks, Inc.+......................................    1,000       25,563
Cabletron Systems, Inc.+.................................      700       10,500
Ceridian Corp.+..........................................      300       13,744
Cisco Systems, Inc.+.....................................    4,800      267,599
Compaq Computer Corp.+...................................    3,560      200,917
Computer Associates International, Inc. .................    2,700      142,763
Computer Sciences Corp.+.................................      400       33,400
Data General Corp.+......................................      100        1,744
Dell Computer Corp.+.....................................    1,600      134,400
Digital Equipment Corp.+.................................      700       25,900
EMC Corp.+...............................................    2,200       60,363
Hewlett-Packard Co. .....................................    4,900      306,249
Honeywell, Inc. .........................................      600       41,100

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE (CONTINUED)
International Business Machines Corp. ...................    4,700  $   491,443
Microsoft Corp.+.........................................    5,800      749,649
Novell, Inc.+............................................    1,400       10,500
Oracle Systems Corp.+....................................    4,450       99,291
Parametric Technology Corp.+.............................      600       28,425
Pitney Bowes, Inc. ......................................      800       71,950
Seagate Technology, Inc.+................................    1,000       19,250
Silicon Graphics, Inc.+..................................      700        8,706
Sun Microsystems, Inc.+..................................    1,700       67,788
Unisys Corp.+............................................      700        9,713
Xerox Corp. .............................................    1,500      110,719
                                                                    -----------
                                                                      3,028,064
                                                                    -----------
BUSINESS SERVICES--2.1%
Automatic Data Processing, Inc. .........................    1,400       85,925
Browning-Ferris Industries, Inc. ........................      900       33,300
Cendant Corp.+...........................................    3,722      127,959
Cognizant Corp. .........................................      700       31,194
Deluxe Corp. ............................................      300       10,350
Dun & Bradstreet Corp. ..................................      700       21,656
Ecolab, Inc. ............................................      300       16,631
Equifax, Inc. ...........................................      800       28,350
First Data Corp. ........................................    1,900       55,575
H & R Block, Inc. .......................................      500       22,406
HBO & Co. ...............................................    1,000       48,000
IKON Office Solutions....................................      700       19,688
Interpublic Group of Companies, Inc. ....................      700       34,869
John H. Harland Co. .....................................      100        2,100
Laidlaw, Inc. ...........................................    1,300       17,713
Moore Corp. Ltd. ........................................      200        3,025
National Service Industries, Inc. .......................      300       14,869
Omnicom Group, Inc. .....................................      800       33,900
R.R. Donnelley & Sons Co. ...............................      700       26,075
Safety-Kleen Corp. ......................................      400       10,975
Service Corp. International..............................    1,200       44,325
Shared Medical Systems Corp. ............................      100        6,600
SUPERVALU, Inc. .........................................      300       12,563
Waste Management, Inc. ..................................    2,200       60,500
                                                                    -----------
                                                                        768,548
                                                                    -----------
CHEMICAL--2.9%
Air Products & Chemicals, Inc. ..........................      600       49,350
Dow Chemical Co. ........................................    1,100      111,650
E.I. du Pont de Nemours & Co. ...........................    5,600      336,349
Eastman Chemical Co. ....................................      400       23,825

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
CHEMICAL (CONTINUED)
Great Lakes Chemical Corp. ..............................      400  $    17,950
Hercules, Inc. ..........................................      400       20,025
Minnesota Mining & Manufacturing Co. ....................    2,000      164,124
Monsanto Co. ............................................    2,800      117,600
Morton International, Inc. ..............................      700       24,063
Nalco Chemical Co. ......................................      300       11,869
PPG Industries, Inc. ....................................      900       51,413
Praxair, Inc. ...........................................      700       31,500
Rohm & Haas Co. .........................................      400       38,300
Sigma-Aldrich Corp. .....................................      500       19,875
Union Carbide Corp. .....................................      600       25,763
W.R. Grace & Co. ........................................      400       32,175
                                                                    -----------
                                                                      1,075,831
                                                                    -----------
CONSTRUCTION--0.3%
Armstrong World Industries, Inc. ........................      300       22,425
Centex Corp. ............................................      100        6,294
Crane Co. ...............................................      300       13,013
Fluor Corp. .............................................      400       14,950
Kaufman & Broad Home Corp. ..............................      100        2,244
Owens Corning............................................      300       10,238
Pulte Corp. .............................................      100        4,181
Sherwin-Williams Co. ....................................      900       24,974
The Stanley Works........................................      400       18,875
                                                                    -----------
                                                                        117,194
                                                                    -----------
CONSUMER--DURABLE--0.4%
Black & Decker Corp. ....................................      400       15,625
Masco Corp. .............................................      900       45,787
Maytag Corp. ............................................      500       18,656
Newell Co. ..............................................      800       34,000
Snap-on, Inc. ...........................................      300       13,088
Whirlpool Corp. .........................................      400       22,000
                                                                    -----------
                                                                        149,156
                                                                    -----------
CONSUMER--NONDURABLE--1.1%
American Greetings Corp. Class A.........................      400       15,650
Corning, Inc. ...........................................    1,100       40,838
Darden Restaurants, Inc. ................................      700        8,750
Fort James Corp. ........................................    1,100       42,075
Fortune Brands, Inc. ....................................      800       29,650
Hasbro, Inc. ............................................      650       20,475
Jostens, Inc. ...........................................      100        2,306
Mattel, Inc. ............................................    1,400       52,150
McDonald's Corp. ........................................    3,300      157,574

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
CONSUMER--NONDURABLE (CONTINUED)
Rubbermaid, Inc. ........................................      700  $    17,500
Tricon Global Restaurants, Inc.+.........................      600       17,438
Wendy's International, Inc. .............................      600       14,438
                                                                    -----------
                                                                        418,844
                                                                    -----------
CONTAINERS--0.2%
Ball Corp. ..............................................      100        3,531
Bemis Co., Inc. .........................................      300       13,219
Crown Cork & Seal Co., Inc. .............................      600       30,075
Owens-Illinois, Inc.+....................................      700       26,556
Stone Container Corp.+...................................      500        5,219
                                                                    -----------
                                                                         78,600
                                                                    -----------
ELECTRONICS--4.1%
Advanced Micro Devices, Inc.+............................      500        8,969
AMP, Inc. ...............................................    1,100       46,200
Applied Materials, Inc.+.................................    1,900       57,238
EG&G, Inc. ..............................................      100        2,081
General Signal Corp. ....................................      300       12,656
Harris Corp. ............................................      300       13,763
Intel Corp. .............................................    7,900      554,974
KLA-Tencor Corp.+........................................      500       19,313
LSI Logic Corp.+.........................................      700       13,825
Lucent Technologies, Inc. ...............................    3,200      255,600
Micron Technology, Inc.+.................................    1,100       28,600
Motorola, Inc. ..........................................    2,900      165,481
National Semiconductor Corp.+............................      800       20,750
Perkin Elmer Corp. ......................................      300       21,319
Raytheon Co. Class A+....................................        1           71
Raytheon Co. Class B.....................................    1,600       80,800
Rockwell International Corp. ............................    1,000       52,250
Scientific-Atlanta, Inc. ................................      400        6,700
Tektronix, Inc. .........................................      150        5,953
Texas Instruments, Inc. .................................    1,900       85,500
Thermo Electron Corp.+...................................      700       31,150
Thomas & Betts Corp. ....................................      300       14,175
                                                                    -----------
                                                                      1,497,368
                                                                    -----------
ENERGY--DEVELOPMENT--1.4%
Anadarko Petroleum Corp. ................................      400       24,275
Apache Corp. ............................................      500       17,531
Baker Hughes, Inc. ......................................      900       39,263
Burlington Resources, Inc. ..............................      752       33,699
Dresser Industries, Inc. ................................      900       37,744
Halliburton Co. .........................................    1,300       67,519

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
ENERGY--DEVELOPMENT (CONTINUED)
Helmerich & Payne, Inc. .................................      100  $     6,788
Occidental Petroleum Corp. ..............................    1,600       46,900
Rowan Companies, Inc.+...................................      400       12,200
Schlumberger Ltd. .......................................    2,400      193,199
Union Pacific Resources Group............................    1,300       31,525
Western Atlas, Inc.+.....................................      300       22,200
                                                                    -----------
                                                                        532,843
                                                                    -----------
FOOD--AGRICULTURE--6.0%
Archer-Daniels Midland Co. ..............................    2,490       54,002
Campbell Soup Co. .......................................    2,200      127,875
Coca-Cola Co. ...........................................   11,900      792,837
ConAgra, Inc. ...........................................    2,200       72,188
CPC International, Inc. .................................      800       86,200
General Mills, Inc. .....................................      700       50,138
H.J. Heinz Co. ..........................................    1,700       86,381
Hershey Foods Corp. .....................................      800       49,550
Kellogg Co. .............................................    2,000       99,250
PepsiCo, Inc. ...........................................    7,200      262,349
Pioneer Hi-Bred International, Inc. .....................      400       42,900
Quaker Oats Co. .........................................      600       31,650
Ralston Purina Co. ......................................      500       46,469
Sara Lee Corp. ..........................................    2,300      129,519
SYSCO Corp. .............................................      800       36,450
Unilever NV..............................................    3,100      193,556
Whitman Corp. ...........................................      500       13,031
Wm. Wrigley Jr. Co. .....................................      600       47,738
                                                                    -----------
                                                                      2,222,083
                                                                    -----------
GOLD--0.2%
Barrick Gold Corp. ......................................    1,600       29,800
Battle Mountain Gold Co. ................................    1,000        5,875
Echo Bay Mines Ltd.+.....................................      100          244
Homestake Mining Co. ....................................      600        5,325
Newmont Mining Corp. ....................................      686       20,151
Placer Dome, Inc. .......................................    1,000       12,688
                                                                    -----------
                                                                         74,083
                                                                    -----------
HEALTHCARE--11.0%
Abbott Laboratories......................................    3,700      242,581
Allergan, Inc. ..........................................      400       13,425
ALZA Corp.+..............................................      400       12,725
American Home Products Corp. ............................    3,300      252,450
Amgen, Inc. .............................................    1,200       64,950
Bausch & Lomb, Inc. .....................................      300       11,888

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
Baxter International, Inc. ..............................    1,300  $    65,569
Becton, Dickinson & Co. .................................      600       30,000
Biomet, Inc. ............................................      500       12,813
Boston Scientific Corp.+.................................      900       41,288
Bristol-Myers Squibb Co. ................................    4,800      454,199
C.R. Bard, Inc. .........................................      500       15,656
Cardinal Health, Inc. ...................................      600       45,075
Columbia/HCA Healthcare Corp. ...........................    3,100       91,838
Eli Lilly & Co. .........................................    5,400      375,974
Guidant Corp. ...........................................      800       49,800
HealthSouth Corp.+.......................................    1,800       49,950
Humana, Inc.+............................................      600       12,450
Johnson & Johnson........................................    6,400      421,599
Mallinckrodt, Inc. ......................................      300       11,400
Manor Care, Inc. ........................................      400       14,000
Medtronic, Inc. .........................................    2,200      115,088
Merck & Co., Inc. .......................................    5,800      616,249
Pfizer, Inc. ............................................    6,300      469,743
Pharmacia & Upjohn, Inc. ................................    2,300       84,238
Schering-Plough Corp. ...................................    3,500      217,438
St. Jude Medical, Inc.+..................................      300        9,150
Tenet Healthcare Corp.+..................................    1,400       46,375
United Healthcare Co. ...................................      900       44,719
US Surgical Corp. .......................................      400       11,725
Warner Lambert Co. ......................................    1,300      161,200
                                                                    -----------
                                                                      4,065,555
                                                                    -----------
HOUSEHOLD PRODUCTS--2.8%
Alberto-Culver Co. Class B...............................      200        6,413
Avon Products, Inc. .....................................      600       36,825
Clorox Co. ..............................................      600       47,438
Colgate-Palmolive Co. ...................................    1,400      102,900
Gillette Co. ............................................    2,800      281,225
International Flavors & Fragrances, Inc. ................      600       30,900
Procter & Gamble Co. ....................................    6,400      510,799
Tupperware Corp. ........................................      200        5,575
                                                                    -----------
                                                                      1,022,075
                                                                    -----------
IMAGING & PHOTO--0.3%
Eastman Kodak Co. .......................................    1,500       91,219
Polaroid Corp. ..........................................      300       14,606
                                                                    -----------
                                                                        105,825
                                                                    -----------
INSURANCE--4.3%
Aetna, Inc. .............................................      800       56,450
Allstate Corp. ..........................................    2,000      181,749

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
INSURANCE (CONTINUED)
American General Corp. ..................................    1,210  $    65,416
American International Group, Inc. ......................    3,350      364,312
Aon Corp. ...............................................      900       52,763
Chubb Corp. .............................................      900       68,062
CIGNA Corp. .............................................      400       69,224
Cincinnati Financial Corp. ..............................      300       42,225
Conseco, Inc. ...........................................    1,000       45,438
General Re Corp. ........................................      400       84,799
Hartford Financial Services Group........................      700       65,494
Jefferson-Pilot Corp. ...................................      300       23,363
Lincoln National Corp. ..................................      600       46,875
Marsh & McLennan Companies, Inc. ........................      900       67,106
MBIA, Inc. ..............................................      400       26,725
MGIC Investment Corp. ...................................      600       39,900
Progressive Corp. .......................................      300       35,963
Providian Financial Corp. ...............................      600       27,113
SAFECO Corp. ............................................      600       29,250
St. Paul Companies, Inc. ................................      400       32,825
SunAmerica, Inc. ........................................    1,000       42,750
Torchmark Corp. .........................................      600       25,238
Transamerica Corp. ......................................      300       31,950
UNUM Corp. ..............................................      600       32,625
USF & G Corp. ...........................................      600       13,238
                                                                    -----------
                                                                      1,570,853
                                                                    -----------
MEDIA--3.0%
CBS Corp.+...............................................    3,400      100,088
Clear Channel Communications, Inc.+......................      500       39,719
Comcast Corp. Class A....................................    1,600       50,500
Dow Jones & Co., Inc. ...................................      400       21,475
Gannett Co., Inc. .......................................    1,400       86,538
King World Productions, Inc. ............................      300       17,325
Knight-Ridder, Inc. .....................................      500       26,000
McGraw Hill Companies, Inc. .............................      600       44,400
Meredith Corp. ..........................................      200        7,138
New York Times Co. Class A...............................      400       26,450
SBC Communications, Inc. ................................    4,438      325,083
Telecommunications, Inc. Series A (TCI Group)+...........    2,400       67,050
Time Warner, Inc. .......................................    2,800      173,599
Times Mirror Co. Series A................................      400       24,600
Tribune Co. .............................................      600       37,350
Viacom, Inc. Class B+....................................    1,600       66,300
                                                                    -----------
                                                                      1,113,615
                                                                    -----------


                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
MISCELLANEOUS FINANCE--4.2%
American Express Co. ....................................    2,200  $   196,350
Beneficial Corp. ........................................      300       24,938
Charles Schwab Corp. ....................................    1,200       50,325
Countrywide Credit Industries, Inc. .....................      500       21,438
Fannie Mae...............................................    5,200      296,724
Freddie Mac..............................................    3,400      142,588
Golden West Financial Corp. .............................      300       29,344
Green Tree Financial Corp. ..............................      700       18,331
H.F. Ahmanson & Co. .....................................      400       26,775
Household International, Inc. ...........................      500       63,781
Merrill Lynch & Co., Inc. ...............................    1,600      116,700
Morgan Stanley, Dean Witter, Discover & Co. .............    2,925      172,941
Travelers Group, Inc. ...................................    5,527      297,766
Washington Mutual, Inc. .................................    1,260       80,404
                                                                    -----------
                                                                      1,538,405
                                                                    -----------
MOTOR VEHICLE--2.1%
Chrysler Corp. ..........................................    3,200      112,600
Cummins Engine Co., Inc. ................................      300       17,719
Dana Corp. ..............................................      600       28,500
Eaton Corp. .............................................      400       35,700
Echlin, Inc. ............................................      200        7,238
Fleetwood Enterprises, Inc. .............................      100        4,244
Ford Motor Co. ..........................................    5,700      277,518
General Motors Corp. ....................................    3,500      212,187
Genuine Parts Co. .......................................      800       27,150
Navistar International Corp.+............................      400        9,925
Paccar, Inc. ............................................      400       21,000
TRW, Inc. ...............................................      600       32,025
                                                                    -----------
                                                                        785,806
                                                                    -----------
NON-FERROUS--0.5%
Alcan Aluminum, Ltd. ....................................    1,000       27,624
Aluminum Company of America..............................      900       63,337
Asarco, Inc. ............................................      100        2,244
Cyprus Amax Minerals Co. ................................      500        7,688
Engelhard Corp. .........................................      700       12,163
Freeport-McMoRan Copper & Gold, Inc. Class B.............      800       12,600
Inco Ltd. ...............................................      900       15,300
Phelps Dodge Corp. ......................................      300       18,675
Reynolds Metals Co. .....................................      400       24,000
                                                                    -----------
                                                                        183,631
                                                                    -----------
OIL--DOMESTIC--1.0%
Amerada Hess Corp. ......................................      400       21,950
Ashland, Inc. ...........................................      300       16,106

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
OIL--DOMESTIC (CONTINUED)
Atlantic Richfield Co. ..................................    1,500  $   120,187
Kerr-McGee Corp. ........................................      300       18,994
ONEOK, Inc. .............................................      100        4,038
Oryx Energy Co.+.........................................      500       12,750
Pennzoil Co. ............................................      300       20,044
Phillips Petroleum Co. ..................................    1,200       58,350
Sun, Inc. ...............................................      300       12,619
Unocal Corp. ............................................    1,200       46,575
USX-Marathon Group.......................................    1,300       43,875
                                                                    -----------
                                                                        375,488
                                                                    -----------
OIL--INTERNATIONAL--5.8%
Amoco Corp. .............................................    2,400      204,300
Chevron Corp. ...........................................    3,200      246,400
Exxon Corp. .............................................   11,800      722,012
Mobil Corp. .............................................    3,700      267,094
Royal Dutch Petroleum Co.--Sponsored ADR**...............   10,400      563,550
Texaco, Inc. ............................................    2,515      136,753
                                                                    -----------
                                                                      2,140,109
                                                                    -----------
PAPER--1.1%
Boise Cascade Corp. .....................................      300        9,075
Champion International Corp. ............................      400       18,125
Georgia-Pacific Corp. ...................................      400       24,300
International Paper Co. .................................    1,500       64,687
Kimberly-Clark Corp. ....................................    2,600      128,212
Louisiana-Pacific Corp. .................................      500        9,500
Mead Corp. ..............................................      600       16,800
Potlatch Corp. ..........................................      100        4,300
Temple Inland, Inc. .....................................      300       15,694
Union Camp Corp. ........................................      400       21,475
Westvaco Corp. ..........................................      600       18,863
Weyerhaeuser Co. ........................................      900       44,156
Willamette Industries, Inc. .............................      600       19,313
                                                                    -----------
                                                                        394,500
                                                                    -----------
PRODUCER GOODS & MANUFACTURING--5.7%
Aeroquip-Vickers, Inc. ..................................      100        4,906
Allied Signal, Inc. .....................................    2,600      101,237
Avery Dennison Corp. ....................................      400       17,900
Briggs & Stratton Corp. .................................      100        4,856
Case Corp. ..............................................      300       18,131
Caterpillar, Inc. .......................................    1,800       87,413
Cincinnati Milacron, Inc. ...............................      100        2,594
Cooper Industries, Inc. .................................      600       29,400

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING (CONTINUED)
Deere & Co. .............................................    1,400  $    81,638
Dover Corp. .............................................    1,200       43,350
Emerson Electric Co. ....................................    2,200      124,162
FMC Corp.+...............................................      300       20,194
Foster Wheeler Corp. ....................................      100        2,706
General Electric Co. ....................................   15,700    1,151,987
Harnischfeger Industries, Inc. ..........................      300       10,594
Illinois Tool Works, Inc. ...............................    1,200       72,150
Ingersoll-Rand Co. ......................................      800       32,400
ITT Industries, Inc. ....................................      500       15,688
Johnson Controls, Inc. ..................................      400       19,100
McDermott International, Inc. ...........................      300       10,988
Millipore Corp. .........................................      100        3,394
NACCO Industries, Inc. Class A...........................      100       10,719
Pall Corp. ..............................................      700       14,481
Parker-Hannifin Corp. ...................................      450       20,644
Raychem Corp. ...........................................      400       17,225
Tenneco, Inc. ...........................................      900       35,550
Timken Co. ..............................................      200        6,875
Tyco International Ltd. .................................    2,600      117,162
W.W. Grainger, Inc. .....................................      300       29,156
                                                                    -----------
                                                                      2,106,600
                                                                    -----------
RAILROAD--0.6%
Burlington Northern Santa Fe Corp. ......................      700       65,056
CSX Corp. ...............................................    1,000       54,000
Norfolk Southern Corp. ..................................    1,800       55,463
Union Pacific Corp. .....................................    1,200       74,925
                                                                    -----------
                                                                        249,444
                                                                    -----------
RETAIL--4.8%
Albertson's, Inc. .......................................    1,200       56,850
American Stores Co. .....................................    1,400       28,788
AutoZone, Inc.+..........................................      800       23,200
Charming Shoppes, Inc.+..................................      100          469
Circuit City Stores, Inc. ...............................      600       21,338
Costco Companies, Inc.+..................................      900       40,163
CVS Corp. ...............................................      800       51,250
Dayton Hudson Corp. .....................................    1,100       74,249
Dillards Inc. Class A....................................      600       21,150
Federated Department Stores, Inc.+.......................    1,000       43,063
Gap, Inc. ...............................................    1,950       69,103
Giant Food, Inc. Class A.................................      400       13,475
Great Atlantic & Pacific Tea Co., Inc. ..................      100        2,969
Harcourt General, Inc. ..................................      400       21,900

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
RETAIL (CONTINUED)
Home Depot, Inc. ........................................    3,500  $   206,062
J.C. Penney Co., Inc. ...................................    1,200       72,374
Kmart Corp.+.............................................    2,100       24,281
Kroger Co.+..............................................    1,200       44,325
Limited, Inc. ...........................................    1,300       33,150
Longs Drug Stores, Inc. .................................      100        3,213
Lowe's Companies, Inc. ..................................      900       42,919
May Department Stores Co. ...............................    1,000       52,688
Mercantile Stores Co., Inc. .............................      300       18,263
Nordstrom, Inc. .........................................      500       30,188
Pep Boys-Manny Moe & Jack................................      200        4,775
Rite Aid Corp. ..........................................      700       41,081
Sears Roebuck & Co. .....................................    1,900       85,974
Tandy Corp. .............................................      600       23,138
TJX Companies, Inc. .....................................      800       27,500
Toys 'R' Us, Inc.+.......................................    1,300       40,869
Wal Mart Stores, Inc. ...................................   11,100      437,755
Walgreen Co. ............................................    2,200       69,025
Winn Dixie Stores, Inc. .................................      700       30,581
Woolworth Corp.+.........................................      500       10,188
                                                                    -----------
                                                                      1,766,316
                                                                    -----------
STEEL--0.2%
Allegheny Teledyne, Inc. ................................    1,000       25,874
Armco, Inc.+.............................................      100          494
Bethlehem Steel Corp.+...................................      600        5,175
Inland Steel Industries, Inc. ...........................      100        1,713
Nucor Corp. .............................................      400       19,325
USX--U.S. Steel Group....................................      300        9,375
Worthington Industries, Inc. ............................      500        8,250
                                                                    -----------
                                                                         70,206
                                                                    -----------
TELEPHONE--6.7%
AirTouch Communications, Inc.+...........................    2,400       99,750
Alltel Corp. ............................................      800       32,850
Ameritech Corp. .........................................    2,700      217,350
Andrew Corp.+............................................      350        8,400
AT&T Corp. ..............................................    7,900      483,874
Bell Atlantic Corp. .....................................    3,752      341,432
BellSouth Corp. .........................................    4,700      264,669
DSC Communications Corp.+................................      500       12,000
Frontier Corp. ..........................................      800       19,250
GTE Corp. ...............................................    4,500      235,125
MCI Communications Corp. ................................    3,300      141,281
Nextlevel Systems, Inc.+.................................      800       14,300

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
TELEPHONE (CONTINUED)
Northern Telecom Ltd. ...................................    1,300  $   115,700
Sprint Corp. ............................................    2,100      123,113
Tellabs, Inc.+...........................................      900       47,588
U.S. West, Inc. (Communications Group)...................    2,400      108,300
U.S. West, Inc. (Media Group)+...........................    2,900       83,738
WorldCom, Inc. ..........................................    4,300      130,075
                                                                    -----------
                                                                      2,478,795
                                                                    -----------
TOBACCO--1.7%
Loew's Corp. ............................................      700       74,288
Philip Morris Companies., Inc. ..........................   11,600      525,625
UST, Inc. ...............................................      800       29,550
                                                                    -----------
                                                                        629,463
                                                                    -----------
TRANSPORTATION--MISCELLANEOUS--0.2%
Caliber Systems, Inc. ...................................      300       14,606
Federal Express Corp.+...................................      600       36,638
Ryder Systems, Inc. .....................................      400       13,100
                                                                    -----------
                                                                         64,344
                                                                    -----------
TRAVEL & RECREATION--1.4%
Brunswick Corp. .........................................      600       18,188
Harrah's Entertainment, Inc.+............................      300        5,663
Hilton Hotels Corp. .....................................    1,200       35,700
ITT Corp.+...............................................      600       49,725
Marriott International, Inc. ............................      600       41,550
Mirage Resorts, Inc.+....................................    1,000       22,750
Walt Disney Co. .........................................    3,300      326,905
                                                                    -----------
                                                                        500,481
                                                                    -----------
UTILITIES--3.3%
American Electric Power Co., Inc. .......................      900       46,463
Baltimore Gas & Electric Co. ............................      600       20,438
Carolina Power & Light Co. ..............................      900       38,194
Central & South West Services Corp. .....................      900       24,356
Cinergy Corp. ...........................................      700       26,819
Coastal Corp. ...........................................      600       37,163
Columbia Gas System, Inc. ...............................      300       23,569
Consolidated Edison Co. of New York, Inc. ...............    1,000       41,000
Consolidated Natural Gas Co. ............................      400       24,200
Dominion Resources, Inc. ................................      900       38,306
DTE Energy Co. ..........................................      700       24,281
Duke Power Co. ..........................................    1,817      100,615
Eastern Enterprises......................................      100        4,500
Edison International.....................................    2,000       54,375

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                  OF SHARES    VALUE

-------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Enron Corp. .............................................    1,500  $    62,344
Entergy Corp. ...........................................    1,300       38,919
First Energy Corp.+......................................    1,000       29,000
FPL Group, Inc. .........................................      900       53,269
GPU, Inc. ...............................................      600       25,275
Houston Industries, Inc. ................................    1,350       36,028
Niagara Mohawk Power Corp.+..............................      700        7,350
NICOR, Inc. .............................................      300       12,656
Northern States Power Co. ...............................      300       17,475
Pacific Enterprises, Inc. ...............................      300       11,288
Pacific Gas & Electric Corp. ............................    2,100       63,918
PacifiCorp. .............................................    1,500       40,969
PECO Energy Co. .........................................    1,100       26,675
Peoples Energy Corp. ....................................      100        3,938
PP&L Resources, Inc. ....................................      700       16,756
Public Service Enterprise Group, Inc. ...................    1,100       34,856
Sonat, Inc. .............................................      400       18,300
Southern Co. ............................................    3,300       85,387
Texas Utilities Co. .....................................    1,122       46,633
Unicom Corp. ............................................    1,100       33,825
Union Electric Co. ......................................      400       17,300
Williams Companies, Inc. ................................    1,400       39,725
                                                                    -----------
                                                                      1,226,165
                                                                    -----------
TOTAL COMMON STOCK
 (Cost $32,008,611)......................................            36,593,592
                                                                    -----------
                                                             PAR
                                                          ---------
CASH EQUIVALENTS--1.0%
Temporary Investment Fund, Inc.--TempCash Portfolio
 5.40%*, 01/07/98........................................ $357,065  $   357,065
                                                                    -----------
TOTAL CASH EQUIVALENTS
 (Cost $357,065).........................................               357,065
                                                                    -----------
TOTAL INVESTMENTS--100%
 (Cost $32,365,676)......................................           $36,950,657
                                                                    ===========

-------
 + Non-Income Producing Security.

 * Interest rate represents the yield as of the report date.

** ADR--American Depository Receipt.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
 Investments, at value (cost $32,365,676)..........................  $36,950,657
 Receivables:
  Dividend.........................................................       53,312
  Fund shares sold.................................................      262,132
  From advisor.....................................................          778
 Deferred organization costs.......................................        3,463
                                                                     -----------
   Total Assets....................................................   37,270,342
                                                                     -----------
LIABILITIES
Payables:
 Investments purchased.............................................      160,465
 Fund shares redeemed..............................................          666
Accrued expenses...................................................       53,068
                                                                     -----------
   Total Liabilities...............................................      214,199
                                                                     -----------
 Net assets applicable to 2,658,157 outstanding shares.............  $37,056,143
                                                                     ===========
NET ASSETS consist of:
 Paid-in-capital...................................................  $32,156,673
 Undistributed net investment income...............................      302,415
 Accumulated net realized gain on investments sold.................       12,074
 Net unrealized appreciation on investments........................    4,584,981
                                                                     -----------
                                                                     $37,056,143
                                                                     ===========
NET ASSET VALUE, offering and redemption price per share
 ($37,056,143 divided by 2,658,157 outstanding shares).............  $     13.94
                                                                     ===========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Dividends.......................................................... $  358,442
                                                                     ----------
EXPENSES:
 Investment advisory and administration fee.........................     69,480
 Custodian fees.....................................................     29,107
 Professional fees..................................................     29,607
 Shareholder reports................................................     21,405
 Trustees' fees.....................................................      8,775
 Amortization of deferred organization costs........................        852
 Insurance and other expenses.......................................     20,587
                                                                     ----------
                                                                        179,813
Less: expenses reduced and absorbed (see Note 4)....................   (123,818)
                                                                     ----------
 Total expenses incurred by Fund....................................     55,995
                                                                     ----------
NET INVESTMENT INCOME...............................................    302,447
                                                                     ----------
Net realized gain on investments sold...............................     12,062
Net unrealized appreciation on investments..........................  4,346,897
                                                                     ----------
 Net gain on investments............................................  4,358,959
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $4,661,406
                                                                     ==========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED   PERIOD ENDED
                                                      DECEMBER 31,  DECEMBER 31,
                                                          1997         1996*
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................... $   302,447    $   19,042
 Net realized gain on investments sold...............      12,062            12
 Net unrealized appreciation on investments..........   4,346,897       238,084
                                                      -----------    ----------
 Increase in net assets resulting from operations....   4,661,406       257,138
                                                      -----------    ----------
 Dividends to shareholders from net investment
  income.............................................     (19,075)          --
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold...........................  28,905,606     5,666,286
 Net asset value of shares issued in reinvestment of
  dividends..........................................      19,075           --
 Less payments for shares redeemed...................  (2,434,293)          --
                                                      -----------    ----------
 Increase in net assets from capital share
  transactions.......................................  26,490,388     5,666,286
                                                      -----------    ----------
 Total increase in net assets........................  31,132,719     5,923,424
NET ASSETS:
 Beginning of period.................................   5,923,424           --
                                                      -----------    ----------
 End of period (including undistributed net
  investment income of $302,415 and $19,042,
  respectively)...................................... $37,056,143    $5,923,424
                                                      ===========    ==========
NUMBER OF FUND SHARES:
 Sold................................................   2,282,017       562,647
 Reinvested..........................................       1,418           --
 Redeemed............................................    (187,925)          --
                                                      -----------    ----------
 Net increase in shares outstanding..................   2,095,510       562,647

-------
* For the period from November 1, 1996 (commencement of operations) to December 31, 1996.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                     YEAR ENDED   PERIOD ENDED
                                                    DECEMBER 31,  DECEMBER 31,
                                                        1997         1996**
--------------------------------------------------------------------------------
Net asset value at beginning of period.............      $10.53        $10.00
                                                    -----------    ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................        0.09          0.03
 Net realized and unrealized gain on investments...        3.33          0.50
                                                    -----------    ----------
 Total from investment operations..................        3.42          0.53
LESS DISTRIBUTIONS
 Dividends from net investment income..............       (0.01)          --
                                                    -----------    ----------
 Total distributions...............................       (0.01)          --
                                                    -----------    ----------
Net asset value at end of period...................      $13.94        $10.53
                                                    ===========    ==========
TOTAL RETURN (not annualized)......................       32.46%         5.30%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period......................... $37,056,143    $5,923,424
 Ratio of expenses to average net assets+..........        0.29%         0.33%*
 Ratio of net investment income to average net as-
  sets+............................................        1.56%         2.16%*
 Portfolio turnover rate...........................           4%            0%
 Average commission rate........................... $    0.0297    $   0.0256
-------
 +  The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager. Had these expenses not been re-
    duced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets..........        0.93%         3.11%*
  Ratio of net investment income to average net as-
   sets............................................        0.92%        (0.62%)*

 *  Annualized
** For the period from November 1, 1996 (commencement of operations) to De-cember 31, 1996.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 1997
1. DESCRIPTION OF THE FUND

 The Schwab S&P 500 Portfolio (the "Fund") is a series of Schwab Annuity Port-folios (the "Trust"), a diversified, no load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments in securities traded on an exchange are val-ued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Un-listed securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

 Securities transactions and investment income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis.

 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

 Expenses--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allo-cated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

 At December 31, 1997, (for financial reporting and federal income tax purpos-es), net unrealized appreciation aggregated $4,584,981, of which $5,171,425 related to appreciated securities and $586,444 related to depreciated securi-ties.

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of), 0.36% of the first $1 billion of average daily net assets, 0.33% of the next $1 billion and 0.31% of such assets in excess of $2 billion. The Investment Manager voluntar-ily reduced its fee for the year ended December 31, 1997 (see Note 4).

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

 The Investment Manager and Schwab guarantee that, through at least April 30, 1998, the Fund's total operating expenses will not exceed 0.28% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraor-dinary expenses and taxes.

                                 -------------

                                 -------------
SCHWAB S & P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
YEAR ENDED DECEMBER 31, 1997

 For the year ended December 31, 1997, the total of such fees and expenses re-duced and absorbed by the Investment Manager was $123,818. (see Financial Highlights)

5. BORROWING AGREEMENT

 The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemption's. Amounts borrowed under this arrangement bear interest at period-ically negotiated rates and may be collateralized by the assets of the Fund. During the year ended December 31, 1997, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

 Purchases and sales of investment securities, other than short-term obliga-tions, aggregated $27,293,625 and $812,506, respectively, for the year ended December 31, 1997.

                                 -------------

To the Trustees and Shareholders of
Schwab S&P 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, includ-ing the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Portfolio (one se-ries constituting part of Schwab Annuity Portfolios, hereafter referred to as the "Trust") at December 31, 1997, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter re-ferred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which re-quire that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall fi-nancial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmation from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 30, 1998

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK--79.2%                                      OF SHARES     VALUE

-------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.9%
Alliant Techsystems, Inc.+..............................        100 $     5,575
Boeing Co. .............................................        438      21,434
General Dynamics Corp. .................................        100       8,644
Lockheed Martin Corp. ..................................        200      19,700
Northrop Grumman Corp. .................................         61       7,015
OEA, Inc. ..............................................        100       2,894
Textron, Inc. ..........................................        100       6,250
Thiokol Corp. ..........................................        100       8,125
United Technologies Corp. ..............................        200      14,563
                                                                    -----------
                                                                         94,200
                                                                    -----------
AIR TRANSPORTATION--0.3%
America West Holding Corp. Class B+.....................        200       3,725
AMR Corp.+..............................................        100      12,850
Delta Airlines, Inc. ...................................        100      11,900
                                                                    -----------
                                                                         28,475
                                                                    -----------
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B................................        200       6,650
Anheuser-Busch Companies, Inc. .........................        200       8,800
Seagram Co., Ltd. ......................................        200       6,463
                                                                    -----------
                                                                         21,913
                                                                    -----------
APPAREL--0.4%
Burlington Industries, Inc.+............................        200       2,763
NIKE, Inc. Class B......................................        100       3,925
Springs Industries, Inc. ...............................        300      15,599
St. John Knits, Inc. ...................................        100       4,000
Timberland Co. Class A+.................................        100       5,806
V.F. Corp. .............................................        200       9,188
Wolverine World Wide, Inc. .............................        100       2,263
                                                                    -----------
                                                                         43,544
                                                                    -----------
AUTOMOTIVE PRODUCTS--0.2%
Carlisle Companies, Inc. ...............................        200       8,550
Goodyear Tire & Rubber Co. .............................        100       6,363
O'Reilly Automotive, Inc. ..............................        200       5,250
                                                                    -----------
                                                                         20,163
                                                                    -----------
BANKS--6.8%
ALBANK Financial Corp. .................................        100       5,144
Associated Banc-Corp ...................................        120       6,615
Banc One Corp. .........................................        317      17,216
Bank of New York Co., Inc. .............................        200      11,563
BankAmerica Corp. ......................................        400      29,199
BankBoston Corp. .......................................        100       9,394

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
BANKS (CONTINUED)
Bankers Trust New York Corp. ...........................        100 $    11,244
Banknorth Group, Inc. Delaware..........................        100       6,425
Barnett Banks, Inc. ....................................        200      14,375
BB & T Corp. ...........................................        213      13,645
Chase Manhattan Corp. ..................................        300      32,849
Chemical Financial Corp. ...............................        110       4,923
Citicorp................................................        300      37,930
City National Corp. ....................................        200       7,388
CNB Bancshares, Inc. ...................................        105       5,060
Colonial BancGroup, Inc. ...............................        200       6,888
Comerica, Inc. .........................................        100       9,025
Community First Bankshares, Inc. .......................        100       5,325
CoreStates Financial Corp. .............................        200      16,012
Corus Bankshares, Inc. .................................        100       3,956
Cullen/Frost Bankers, Inc. .............................        100       6,069
Fifth Third Bancorp.....................................        100       8,175
First Chicago NBD Corp. ................................        200      16,699
First Citizens BancShares, Inc. Class A.................        100      10,403
First Financial Bancorp.................................        110       5,308
First Union Corp. ......................................        200      10,250
Firstbank of Illinois Co. ..............................        150       5,522
Fleet Financial Group, Inc. ............................        200      14,987
Fort Wayne National Corp. ..............................        150       6,900
Fulton Financial Corp. .................................        200       6,500
Hancock Holding Co. ....................................        115       6,958
Huntington Bancshares, Inc. ............................        100       3,600
Imperial Bancorp........................................        200       9,863
J.P. Morgan & Co., Inc. ................................        100      11,288
KeyCorp, Inc. ..........................................        200      14,163
Keystone Financial, Inc. ...............................        165       6,641
Long Island Bancorp, Inc. ..............................        100       4,963
MAF Bancorp, Inc. ......................................        150       5,306
Magna Group, Inc. ......................................        100       4,575
MBNA Corp. .............................................        150       4,097
Mellon Bank Corp. ......................................        100       6,063
National Bancorp of Alaska, Inc. .......................        100      12,650
National City Corp. ....................................        100       6,575
National Commerce Bancorp...............................        200       7,050
NationsBank Corp. ......................................        330      20,067
New York Bancorp, Inc. .................................        200       7,938
North Fork Bancorporation, Inc. ........................        200       6,713
Norwest Corp. ..........................................        400      15,449
ONBANCorp., Inc. .......................................        100       7,050
One Valley Bancorp of West Virginia, Inc. ..............        125       4,844
Park National Corp. ....................................        100       8,813

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
BANKS (CONTINUED)
PNC Bank Corp. .........................................        200 $    11,413
Provident Bankshares Corp. .............................        105       6,707
Queens County Bancorp, Inc. ............................        225       9,113
Republic New York Corp. ................................        100      11,419
S & T Bancorp, Inc. ....................................        100       4,325
State Street Corp. .....................................        100       5,819
SunTrust Banks, Inc. ...................................        200      14,275
Synovus Financial Corp. ................................        100       3,275
T R Financial Corp. ....................................        200       6,650
U S Trust Corp. ........................................        200      12,525
U. S. Bancorp. .........................................        175      19,588
UMB Financial Corp. ....................................        110       5,995
Valley National Bancorp.................................        100       3,931
Wachovia Corp. .........................................        100       8,113
Wells Fargo & Co. ......................................        100      33,943
Westamerica Bancorp.....................................        100      10,225
Whitney Holding Corp. ..................................        100       5,700
                                                                    -----------
                                                                        692,671
                                                                    -----------
BUSINESS MACHINES & SOFTWARE--4.2%
3COM Corp.+.............................................        100       3,494
Adobe Systems, Inc. ....................................        100       4,125
Analogic Corp. .........................................        100       3,800
Applied Magnetics Corp.+................................        100       1,113
Cisco Systems, Inc. ....................................        600      33,449
Compaq Computer Corp. ..................................        450      25,396
Computer Associates International, Inc. ................        300      15,863
Computer Horizons Corp. ................................        150       6,825
Computer Sciences Corp.+................................        100       8,350
Comverse Technology, Inc.+..............................        100       3,900
Dell Computer Corp. ....................................        200      16,800
EMC Corp. ..............................................        200       5,488
Hewlett-Packard Co. ....................................        600      37,499
Honeywell, Inc. ........................................        100       6,850
INSO Corp.+.............................................        100       1,156
International Business Machines Corp. ..................        600      62,737
Legato Systems, Inc. ...................................        100       4,400
Microsoft Corp. ........................................        700      90,474
Novell, Inc.+...........................................        100         750
Novellus Systems, Inc. .................................        200       6,463
Oracle Systems Corp. ...................................        450      10,041
Parametric Technology Corp.+............................        100       4,738
Pitney Bowes, Inc. .....................................        100       8,994
Platinum Technology, Inc.+..............................        200       5,650
Policy Management Systems Corp.+........................        100       6,956

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE (CONTINUED)
Safeguard Scientifics, Inc. ............................        200 $     6,275
Seagate Technology, Inc. ...............................        100       1,925
Sun Microsystems, Inc. .................................        200       7,975
Transaction Systems Architects, Inc. ...................        100       3,800
Veritas Software Co. ...................................        150       7,650
Videoserver, Inc.+......................................        100       1,588
Visio Corp. ............................................        200       7,675
Wind River Systems, Inc. ...............................        150       5,953
Xerox Corp. ............................................        200      14,763
                                                                    -----------
                                                                        432,915
                                                                    -----------
BUSINESS SERVICES--2.5%
Allied Waste Industries, Inc.+..........................        200       4,663
Apria Healthcare Group, Inc.+...........................        200       2,688
Aspen Technology, Inc. .................................        200       6,850
Automatic Data Processing, Inc. ........................        100       6,138
BISYS Group, Inc.+......................................        100       3,325
BRC Holdings, Inc.+.....................................        100       3,825
CDI Corp.+..............................................        100       4,575
Cendant Corp.+..........................................        440      15,124
Checkfree Corp.+........................................        200       5,400
Clintrials Research, Inc. ..............................        150       1,181
Cognizant Corp. ........................................        100       4,456
Computer Task Group, Inc. ..............................        200       7,113
Concentra Managed Care, Inc.+...........................        178       6,008
Culligan Water Technologies, Inc.+......................        100       5,025
DeVRY, Inc. ............................................        200       6,375
Dionex Corp.+...........................................        100       5,025
Dun & Bradstreet Corp. .................................        100       3,094
Dynatech Corp.+.........................................        100       4,688
Envoy Corp.+............................................        100       2,913
Equifax, Inc. ..........................................        100       3,544
Express Scripts, Inc. Class A+..........................        100       6,000
Fair, Issac & Co., Inc. ................................        100       3,331
First Data Corp. .......................................        200       5,850
HA-LO Industries, Inc. .................................        125       3,250
HBO & Co. ..............................................        100       4,800
Henry Jack & Associates, Inc. ..........................        150       4,088
Integrated Health Services, Inc. .......................        200       6,238
Interim Services, Inc. .................................        200       5,175
ITT Educational Services, Inc. .........................        150       3,347
John H. Harland Co. ....................................        100       2,100
Laidlaw, Inc. ..........................................        100       1,363
Medaphis Corp.+.........................................        200       1,300
Metromedia International Group, Inc.+...................        200       1,900

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
Ogden Corp. ............................................        200 $     5,638
Omnicom Group, Inc. ....................................        200       8,474
Orthodontic Centers of America, Inc. ...................        200       3,325
Safety-Kleen Corp. .....................................        400      10,974
Seacor Holdings, Inc.+..................................        100       6,025
Service Corp. International.............................        100       3,694
Sitel Corp. ............................................        200       1,825
Sun Healthcare Group, Inc.+.............................        200       3,875
Sylvan Learning Systems, Inc. ..........................        200       7,799
Symantec Corp.+.........................................        200       4,388
Synetic, Inc.+..........................................        100       3,650
Technology Solutions Co. ...............................        150       3,956
Total Renal Care Holdings, Inc. ........................        200       5,500
Universal Health Services, Inc. Class B+................        200      10,074
Valassis Communications, Inc.+..........................        100       3,700
Viasoft, Inc. ..........................................        100       4,225
Volt Information Sciences, Inc. ........................        150       8,080
Waste Management, Inc. .................................        200       5,500
Zebra Technologies Corp. Class A+.......................        100       2,975
                                                                    -----------
                                                                        254,429
                                                                    -----------
CHEMICAL--1.7%
Air Products & Chemicals, Inc. .........................        100       8,225
Cambrex Corp. ..........................................        100       4,600
Chemed Corp. ...........................................        100       4,144
Dow Chemical Co. .......................................        200      20,300
E.I. du Pont de Nemours & Co. ..........................        500      30,030
Eastman Chemical Co. ...................................        100       5,956
Georgia Gulf Corp. .....................................        200       6,125
H.B. Fuller Co. ........................................        100       4,950
Minnesota Mining & Manufacturing Co. ...................        300      24,619
Monsanto Co. ...........................................        300      12,600
NCH Corp. ..............................................        100       6,550
OM Group, Inc. .........................................        150       5,494
PPG Industries, Inc. ...................................        100       5,713
Rohm & Haas Co. ........................................        100       9,575
Sequa Corp. Class A+....................................        100       6,506
Tredegar Industries, Inc. ..............................        100       6,588
W.R. Grace & Co. .......................................        100       8,044
WD-40 Co. ..............................................        200       5,800
                                                                    -----------
                                                                        175,819
                                                                    -----------
CONSTRUCTION--0.6%
Apogee Enterprises, Inc. ...............................        200       2,375
Armstrong World Industries, Inc. .......................        100       7,475

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
CONSTRUCTION (CONTINUED)
Blount International, Inc. Class A......................        200 $     5,338
Global Industries, Inc. ................................        400       6,800
Lone Star Industries, Inc. .............................        100       5,313
Mastec, Inc. ...........................................        150       3,431
McDermott International+................................        200       8,599
Medusa Corp. ...........................................        100       4,181
Pulte Corp. ............................................        100       4,181
Southdown, Inc. ........................................        100       5,900
Stone & Webster, Inc. ..................................        100       4,688
                                                                    -----------
                                                                         58,281
                                                                    -----------
CONSUMER--DURABLE--0.2%
Champion Enterprises, Inc.+.............................        200       4,113
Ethan Allen Interiors, Inc. ............................        200       7,712
Furniture Brands International, Inc.+...................        200       4,100
Kimball International, Inc. Class B.....................        200       3,688
La-Z-Boy Chair Co. .....................................        100       4,312
Zenith Electronics Corp.+...............................        200       1,088
                                                                    -----------
                                                                         25,013
                                                                    -----------
CONSUMER--NONDURABLE--0.6%
CKE Restaurants, Inc. ..................................        200       8,425
Corning, Inc. ..........................................        100       3,713
Fort James Corp. .......................................        100       3,825
Fortune Brands, Inc. ...................................        100       3,706
Mattel, Inc. ...........................................        100       3,725
McDonald's Corp. .......................................        300      14,324
Mohawk Industries, Inc. ................................        200       4,388
Oakley, Inc. ...........................................        200       1,813
Rexall Sundown, Inc. ...................................        400      12,074
Samsonite Corp.+........................................        100       3,163
Tricon Global Restaurants, Inc.+........................         60       1,744
                                                                    -----------
                                                                         60,900
                                                                    -----------
CONTAINERS--0.1%
Ball Corp. .............................................        200       7,062
Owens-Illinois, Inc.+...................................        100       3,794
                                                                    -----------
                                                                         10,856
                                                                    -----------
ELECTRONICS--2.7%
AMP, Inc. ..............................................        100       4,200
Anixter International, Inc.+............................        200       3,300
Applied Materials, Inc. ................................        200       6,025
Dallas Semiconductor Corp. .............................        200       8,150
EG&G, Inc. .............................................        400       8,325
Fluke Corp. ............................................        200       5,213

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
Hadco Corp.+............................................        100 $     4,525
Innovex, Inc. ..........................................        100       2,294
Input/Output, Inc.+.....................................        200       5,938
Intel Corp. ............................................        900      63,224
International Rectifier Corp.+..........................        200       2,363
Jabil Circuit, Inc. ....................................        200       7,950
KLA-Tencor Corp.+.......................................        200       7,725
Lam Research Corp.+.....................................        100       2,925
Littlefuse, Inc. .......................................        200       4,975
Lucent Technologies, Inc. ..............................        400      31,949
MEMC Electronic Materials, Inc.+........................        200       3,050
Micron Technology, Inc.+................................        100       2,600
Motorola, Inc. .........................................        400      22,825
Perkin Elmer Corp. .....................................        100       7,106
Raytheon Co. Class B....................................        200      10,100
Rockwell International Corp. ...........................        100       5,225
S3, Inc.+...............................................        200       1,000
Sanmina Corp.+..........................................        100       6,775
Technitrol, Inc. .......................................        200       6,000
Tektronix, Inc. ........................................        150       5,953
Texas Instruments, Inc. ................................        400      18,000
Thermo Electron Corp.+..................................        100       4,450
Uniphase Corp. .........................................        200       8,275
Unitrode Corp. .........................................        200       4,300
Vicor Corp.+............................................        300       8,138
                                                                    -----------
                                                                        282,878
                                                                    -----------
ENERGY--DEVELOPMENT--1.3%
Anadarko Petroleum Corp. ...............................        100       6,069
Apache Corp. ...........................................        100       3,506
Arch Coal, Inc. ........................................        100       2,738
Atwood Oceanics, Inc. ..................................        200       9,474
Baker Hughes, Inc. .....................................        161       7,024
Cliffs Drilling Co. ....................................        200       9,974
Grey Wolf, Inc.+........................................        900       4,838
Halliburton Co. ........................................        100       5,194
Helmerich & Payne, Inc. ................................        100       6,788
Marine Drilling Company, Inc.+..........................        200       4,150
MAXXAM, Inc.+...........................................        100       4,363
Newfield Exploration Co. ...............................        200       4,663
Newpark Resources, Inc. ................................        400       7,000
Nuevo Energy Co.+.......................................        100       4,075
Occidental Petroleum Corp. .............................        100       2,931
Parker Drilling Co.+....................................        200       2,438
Pride International, Inc.+..............................        200       5,050

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
ENERGY--DEVELOPMENT (CONTINUED)
Schlumberger Ltd. ......................................        300 $    24,149
Tuboscope Vetco International Corp.+....................        200       4,813
Varco International, Inc. ..............................        400       8,574
Vintage Petroleum, Inc. ................................        200       3,800
Western Atlas, Inc. ....................................        100       7,400
                                                                    -----------
                                                                        139,011
                                                                    -----------
FOOD--AGRICULTURE--2.8%
Archer-Daniels Midland Co. .............................        210       4,554
Campbell Soup Co. ......................................        200      11,624
Chiquita Brands International, Inc. ....................        200       3,263
Coca-Cola Bottling Co. .................................        100       6,900
Coca-Cola Co. ..........................................      1,100      73,287
ConAgra, Inc. ..........................................        200       6,563
CPC International, Inc. ................................        100      10,775
Dekalb Genetics Corp. Class B...........................        200       7,850
Delta & Pine Land Co. ..................................        177       5,399
Dimon, Inc. ............................................        200       5,250
Earthgrains Co. ........................................        200       9,400
General Mills, Inc. ....................................        100       7,163
H.J. Heinz Co. .........................................        200      10,163
Hershey Foods Corp. ....................................        100       6,194
Kellogg Co. ............................................        200       9,925
PepsiCo, Inc. ..........................................        600      21,862
Pioneer Hi-Bred International, Inc. ....................        100      10,725
Ralston Purina Co. .....................................        100       9,294
Sara Lee Corp. .........................................        200      11,263
Smithfield Foods, Inc. .................................        200       6,600
Tootsie Roll Industries, Inc. ..........................        103       6,438
Unilever NV.............................................        400      24,974
Universal Foods Corp. ..................................        200       8,450
Wm. Wrigley Jr. Co. ....................................        100       7,956
                                                                    -----------
                                                                        285,872
                                                                    -----------
GOLD--0.0%
Barrick Gold Corp. .....................................        100       1,863
Battle Mountain Gold Co. ...............................        100         588
Getchell Gold Corp.+....................................        100       2,399
                                                                    -----------
                                                                          4,850
                                                                    -----------
HEALTHCARE--5.8%
Abbott Laboratories.....................................        500      32,780
Agouron Pharmaceuticals, Inc. ..........................        200       5,875
American Home Products Corp. ...........................        400      30,599
Amgen, Inc. ............................................        100       5,413
Barr Laboratories, Inc. ................................        150       5,119

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
Baxter International, Inc. .............................        100 $     5,044
Bio-Technology General Corp.+...........................        200       2,150
Block Drug Co., Inc. Class A............................        106       4,585
Boston Scientific Corp.+................................        107       4,909
Bristol-Myers Squibb Co. ...............................        600      56,774
Cardinal Health, Inc. ..................................        100       7,513
Carter-Wallace, Inc. ...................................        200       3,375
Cognex Corp.+...........................................        200       5,450
Columbia/HCA Healthcare Corp. ..........................        300       8,888
Eli Lilly & Co. ........................................        700      48,737
Gilead Sciences, Inc.+..................................        200       7,650
Guidant Corp. ..........................................        200      12,450
HealthSouth Corp. ......................................        268       7,437
Human Genome Sciences, Inc.+............................        100       3,975
ICN Pharmaceuticals, Inc. ..............................        200       9,763
Immunex Corp.+..........................................        200      10,800
Incyte Pharmacuticals, Inc. ............................        200       9,000
Johnson & Johnson.......................................        600      39,524
Medical Assurance, Inc. ................................        212       5,963
Medicis Pharmaceutical Corp. ...........................        150       7,669
Medtronic, Inc. ........................................        200      10,463
Merck & Co., Inc. ......................................        700      74,374
Mid Atlantic Medical Services, Inc.+....................        200       2,550
NovaCare, Inc.+.........................................        200       2,613
Perrigo Co.+............................................        200       2,675
Pfizer, Inc. ...........................................        800      59,649
Pharmacia & Upjohn, Inc. ...............................        200       7,325
Protein Design Labs, Inc.+..............................        100       4,000
Renal Treatment Centers, Inc.+..........................        100       3,613
Schering-Plough Corp. ..................................        400      24,850
Sepracor, Inc.+.........................................        200       8,013
Sofamor/Danek Group, Inc.+..............................        100       6,506
Sola International, Inc.+                                       100       3,250
United Healthcare Co. ..................................        100       4,969
Vertex Pharmaceuticals, Inc.+...........................        100       3,300
Warner Lambert Co. .....................................        200      24,800
                                                                    -----------
                                                                        584,392
                                                                    -----------
HOUSEHOLD PRODUCTS--1.3%
Avon Products, Inc. ....................................        100       6,138
Clorox Co. .............................................        100       7,906
Colgate-Palmolive Co. ..................................        200      14,700
Gillette Co. ...........................................        400      40,175
Procter & Gamble Co. ...................................        800      63,850
                                                                    -----------
                                                                        132,769
                                                                    -----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
IMAGING & PHOTO--0.2%
ATL Ultrasound+.........................................        100 $     4,600
BMC Industries, Inc. ...................................        100       1,613
Eastman Kodak Co. ......................................        200      12,162
Photronic, Inc. ........................................        200       4,850
                                                                    -----------
                                                                         23,225
                                                                    -----------
INSURANCE--4.1%
20th Century Industries.................................        200       5,200
Aetna, Inc. ............................................        100       7,056
Allied Group, Inc. .....................................        225       6,441
Allstate Corp. .........................................        300      27,262
American Annuity Group, Inc. ...........................        200       4,400
American General Corp. .................................        100       5,406
American International Group, Inc. .....................        400      43,499
Aon Corp. ..............................................        100       5,863
Arthur J. Gallagher & Co. ..............................        100       3,444
Berkley (W.R.) Corp. ...................................        150       6,581
Capital Re Corp. .......................................        100       6,206
Chubb Corp. ............................................        100       7,563
CIGNA Corp. ............................................        100      17,305
Cincinnati Financial Corp. .............................        100      14,074
Citizens Corp. .........................................        200       5,750
CMAC Investment Corp. ..................................        200      12,075
Commerce Group, Inc. ...................................        200       6,525
Conseco, Inc. ..........................................         32       1,454
Crawford & Co. Class B..................................        200       4,088
Delphi Financial Group, Inc. Class A....................        102       4,590
Enhance Financial Services Group, Inc. .................        100       5,950
Executive Risk, Inc. ...................................        100       6,981
Financial Security Assured Holdings, Ltd. ..............        100       4,825
Foremost Corp. of America...............................        100       6,975
Fremont General Corp. ..................................        100       5,475
Frontier Insurance Group, Inc. .........................        200       4,575
General Re Corp. .......................................        100      21,199
Hartford Financial Services Group.......................        100       9,356
Horace Mann Educators Corp. ............................        200       5,688
HSB Group, Inc. ........................................        100       5,519
Jefferson-Pilot Corp. ..................................        100       7,788
Kansas City Life Insurance Co. .........................        100       9,900
Liberty Corp. ..........................................        100       4,675
Life Re Corp. ..........................................        100       6,519
Lincoln National Corp. .................................        100       7,813
Marsh & McLennan Companies, Inc. .......................        100       7,456
MBIA Corp. .............................................        200      13,363
MGIC Investment Corp. ..................................        200      13,300

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
INSURANCE (CONTINUED)
MMI Companies, Inc. ....................................        100 $     2,513
NAC Re Corp. ...........................................        100       4,881
Orion Capital Corp. ....................................        200       9,288
Progressive Corp. ......................................        100      11,988
Reinsurance Group of America, Inc. .....................        150       6,384
Selective Insurance Group, Inc. ........................        200       5,400
Sierra Health Services, Inc.+...........................        100       3,363
St. Paul Companies, Inc. ...............................        100       8,206
SunAmerica, Inc. .......................................        150       6,413
Transamerica Corp. .....................................        100      10,650
Trenwick Group, Inc. ...................................        150       5,644
Vesta Insurance Group, Inc. ............................        100       5,938
                                                                    -----------
                                                                        422,807
                                                                    -----------
INTERNATIONAL--19.1%
AUSTRALIA--0.3%
Australia & New Zealand Banking Group...................        437       2,888
Broken Hill Proprietary Co., Ltd. ......................        572       5,312
Coca-Cola Amatil, Ltd. .................................        154       1,151
Commonwealth Bank.......................................        270       3,097
National Australia Bank.................................        425       5,936
News Corporation, Ltd. .................................        567       3,130
Western Mining Corp. ...................................        319       1,112
Westpac Banking Corp. ..................................        510       3,263
                                                                    -----------
                                                                         25,889
                                                                    -----------
BELGIUM--0.1%
Electrabel..............................................         15       3,469
Fortis AG...............................................         11       2,295
Generale de Banque......................................          5       2,176
Petrofina SA............................................          7       2,584
Societe Generale de Belgique............................         20       1,830
Tractebel Investor International Capital................         20       1,744
                                                                    -----------
                                                                         14,098
                                                                    -----------
CANADA--0.5%
Alcan Aluminum, Ltd. ...................................         64       1,765
Bank of Montreal, Quebec................................         73       3,236
Bank of Nova Scotia, Halifax............................         67       3,158
Barrick Gold Corp. .....................................        105       1,958
BCE, Inc. ..............................................        178       5,935
Canadian Imperial Bank of Commerce......................        116       3,620
Canadian Pacific, Ltd. .................................         98       2,640
Imperial Oil, Ltd. .....................................         45       2,897

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
CANADA (CONTINUED)
INCO, Ltd. .............................................         47 $       799
Northern Telecom, Ltd. .................................         73       6,496
Royal Bank of Canada, Montreal, Quebec..................         89       4,708
Seagram Co., Ltd. ......................................        105       3,398
Thomson Corp. ..........................................        168       4,626
Toronto Dominion Bank Ontario...........................         82       3,087
                                                                    -----------
                                                                         48,323
                                                                    -----------
DENMARK--1.1%
D/S 1912 Series B.......................................          1      46,119
D/S Svendborg Series B..................................          1      65,674
Novo Nordisk A/S Series B...............................         22       3,147
Tele Danmark A/S Series B...............................         37       2,295
                                                                    -----------
                                                                        117,235
                                                                    -----------
FRANCE--1.0%
Alcatel Alsthom SA......................................         46       5,847
AXA Groupe SA...........................................         92       7,119
Banque Nationale de Paris...............................         59       3,136
Carrefour...............................................         11       5,739
Christian Dior..........................................         12       1,230
Cie Financiere de Paribas (Bearer)......................         35       3,041
Cie Generale de Eaux....................................         35       4,885
Compagnie de Saint-Gobain SA............................         24       3,409
Danone Groupe...........................................         20       3,572
L'Air Liquide...........................................         21       3,287
L'Oreal SA..............................................         19       7,435
Lafarge Coppee SA.......................................         27       1,772
LVMH (Moet Hennessy Louis Vuitton)......................         25       4,150
Lyonnaise des Eaux-Dumez................................         38       4,205
Michelin (CDGE) Class B (Reg.)..........................         33       1,661
Pinault Printemps Redoute SA............................          6       3,201
Promodes................................................          6       2,489
Rhone-Poulenc SA, Class A...............................         93       4,166
Sanofi..................................................         30       3,340
Schneider SA............................................         38       2,063
SGS-Thomson Microelectronics N.V.+......................         39       2,414
Societe Generale........................................         26       3,542
Societe Nationale Elf Aquitaine.........................         77       8,957
Synthelabo..............................................         14       1,749
Total SA Class B........................................         68       7,401
                                                                    -----------
                                                                         99,810
                                                                    -----------
GERMANY--1.2%
BASF AG.................................................        172       6,095
Bayer AG................................................        199       7,434

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
GERMANY (CONTINUED)
Bayerische Hypotheken & Wechsel Bank AG.................         73 $     3,563
Bayerische Motoren Werke AG.............................          6       4,486
Bayerische Vereinsbank AG...............................         75       4,907
Commerzbank AG..........................................        109       4,290
Daimler Benz AG.........................................        145      10,172
Deutsche Bank AG........................................        141       9,954
Dresdner Bank AG........................................        126       5,813
Hoechst AG..............................................        164       5,743
Linde AG................................................          2       1,221
Lufthansa AG (Reg.)+....................................        308       5,907
Mannesmann AG...........................................         10       5,053
Metro AG................................................         62       2,223
Munchener Ruckvers (Reg.)...............................         20       7,538
RWE AG..................................................         95       5,096
SAP AG..................................................         17       5,164
Schering AG.............................................         20       1,929
Siemens AG..............................................        158       9,354
Thyssen AG..............................................          9       1,926
Veba AG.................................................        138       9,397
Vereinigte Elektrizitat Westfalen Series B..............          6       1,884
VIAG AG.................................................          7       3,771
Volkswagen AG...........................................          8       4,500
                                                                    -----------
                                                                        127,420
                                                                    -----------
HONG KONG--0.4%
Hang Seng Bank, Ltd. ...................................      1,000       9,646
Hong Kong Telecommunications, Ltd. .....................      3,200       6,587
HSBC Holdings...........................................        503      12,409
Hutchison Whampoa, Ltd. ................................      1,000       6,272
Sun Hung Kai Properties.................................      1,000       6,969
                                                                    -----------
                                                                         41,883
                                                                    -----------
ITALY--0.5%
Assicurazioni Generali..................................        249       6,116
ENI SPA (Reg.)..........................................      2,273      12,888
Fiat Finance SPA (Convertible)..........................      1,019       2,964
INA.....................................................      1,129       2,288
Telecom Italia..........................................      1,874       8,650
Telecom Italia SPA di Risp+.............................        500       2,205
Telecom Italia SPA+.....................................      2,123      13,560
                                                                    -----------
                                                                         48,671
                                                                    -----------
JAPAN--5.3%
Bank of Tokyo--Mitsubishi, Ltd. ........................      2,000      27,571
Canon, Inc. ............................................      1,000      23,283
Dai-Ichi Kangyo Bank, Ltd. .............................      1,000       5,897

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
JAPAN (CONTINUED)
DDI Corp. ..............................................          1 $     2,642
East Japan Railway Co. .................................          2       9,022
Fuji Bank, Ltd. ........................................      1,000       4,044
Fujitsu, Ltd. ..........................................      1,000      10,722
Hitachi, Ltd. ..........................................      1,000       7,123
Honda Motor Co., Ltd. ..................................      1,000      36,685
Industrial Bank of Japan, Ltd. .........................      1,000       7,123
Japan Telecom Co. ......................................          1       8,808
Japan Tobacco, Inc. ....................................          1       7,092
Kawasaki Steel Co. .....................................      1,000       1,363
Kobe Steel..............................................      1,000         804
Kyocera Corp. ..........................................      1,000      45,340
Matsushita Electric Industrial Co., Ltd. ...............      1,000      14,628
Mitsubishi Heavy Industries.............................      1,000       4,166
Nippon Steel Corp. .....................................      1,000       1,478
Nippon Telegraph & Telephone Corp. .....................          5      42,889
Nippondenso Co. ........................................      1,000      17,998
Nissan Motor Co., Ltd. .................................      1,000       4,136
NKK Corp. ..............................................      1,000         797
Nomura Securities Co., Ltd. ............................      1,000      13,326
NTT Data Corp. .........................................          1      53,840
Osaka Gas Co. ..........................................      1,000       2,282
Sakura Bank.............................................      1,000       2,857
Sanwa Bank..............................................      1,000      10,110
Sony Corp. .............................................      1,000      88,840
Sumitomo Bank...........................................      1,000      11,412
Sumitomo Metal Industries...............................      1,000       1,279
Takeda Chemical Industries..............................      1,000      28,490
Tokyo Electric Power Co., Inc. .........................      1,000      18,228
Tokyo Gas Co. ..........................................      1,000       2,267
Toshiba Corp. ..........................................      1,000       4,159
Toyota Motor Corp. .....................................      1,000      28,644
                                                                    -----------
                                                                        549,345
                                                                    -----------
NETHERLANDS--1.0%
ABN AMRO Holdings NV....................................        364       7,091
Aegon NV................................................         74       6,587
Ahold (Kon) NV..........................................        141       3,679
Akzo Nobel NV...........................................         20       3,448
Dordtsche Petroleum.....................................         40       2,146
Elsevier NV.............................................        187       3,025
Fortis Amev NV..........................................         51       2,223
Heineken NV.............................................         14       2,437
ING Groep NV............................................        216       9,097
Koninklijke PTT Nederland...............................        131       5,466

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Philips Electronics NV..................................         98 $     5,877
PolyGram NV.............................................         51       2,440
Royal Dutch Petroleum Co. ..............................        604      33,155
Unilever NV.............................................        180      11,097
Wolters Kluwer NV.......................................         19       2,454
                                                                    -----------
                                                                        100,222
                                                                    -----------
SINGAPORE--0.1%
Hong Kong Land Holdings.................................      1,014       1,947
Singapore Telecommunications............................      2,000       3,726
                                                                    -----------
                                                                          5,673
                                                                    -----------
SPAIN--0.4%
Argentaria Corp. .......................................         35       2,130
BCO Bilbao Vizcaya......................................        189       6,115
BCO Popular.............................................         36       2,517
BCO Santander (Reg.)....................................        135       4,510
Endesa SA...............................................        292       5,185
Gas Natural SDG.........................................         44       2,282
Iberdrola SA............................................        259       3,409
Repsol SA...............................................         85       3,627
Telefonica Internacional de Espana SA...................        265       7,565
                                                                    -----------
                                                                         37,340
                                                                    -----------
SWEDEN--0.2%
ABB AB Series A.........................................        190       2,249
Astra AB Series A.......................................        378       6,546
Astra AB Series B.......................................         85       1,429
L.M. Ericsson Telephone Series B........................        270      10,152
Sandvik AB Series A.....................................         59       1,679
Volvo AB Series B.......................................         87       2,334
                                                                    -----------
                                                                         24,389
                                                                    -----------
SWITZERLAND--3.3%
ABB AG (Bearer)+........................................          2       2,512
ABB AG (Reg.)+..........................................          2         505
Adecco SA...............................................          5       1,449
Alusuisse Lonza HD (Reg.)...............................          2       1,920
Ciba Specialty (Reg.)+..................................         21       2,501
Cie Financiere Richemont Series A (Bearer)..............          2       2,176
CS Holding (Reg.).......................................         68      10,517
Holderbank Financiere Glaris (Bearer)...................          2       1,632
Holderbank Financiere Glaris (Reg.).....................          3         489
Nestle SA (Reg.)........................................         11      16,479
Novartis AG (Bearer)....................................        101     164,162

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
Novartis AG (Reg.)......................................         23 $    37,305
Roche Group Holding AG..................................          4      39,707
Roche Group Holding AG (Bearer).........................          2      30,797
Schweizerische Bankgesellschaft (Bearer)................          6       8,672
Schweizerische Bankgesellschaft (Reg.)..................          7       2,017
Schweizerische Bankverein (Reg.)........................         21       6,525
Zurich Versicherung (Reg.)..............................         13       6,192
                                                                    -----------
                                                                        335,557
                                                                    -----------
UNITED KINGDOM--3.7%
Abbey National..........................................        396       7,129
Allied-Lyons PLC........................................        301       2,601
Asda Group..............................................        820       2,412
Associated British Foods................................        254       2,211
BAA PLC.................................................        297       2,429
Bank of Scotland PLC....................................        600       5,450
Barclays PLC............................................        432      11,500
Bass PLC................................................        248       3,858
BAT Industries PLC......................................        889       8,107
BG......................................................      1,092       4,914
BOC Group...............................................        138       2,269
Boots Co. ..............................................        255       3,671
British Aerospace.......................................        121       3,448
British Airways.........................................        274       2,520
British Petroleum Co. ..................................      1,601      21,179
British Sky Broadcast...................................        484       3,625
British Telecommunications..............................      1,775      13,986
BTR PLC.................................................      1,129       3,412
Cable & Wireless........................................        631       5,545
Cadbury Schweppes.......................................        280       2,826
Commercial Union Assurance Co. .........................        190       2,650
Diageo PLC..............................................      1,148      10,503
Emi Group PLC...........................................        219       1,827
Enterprise Oil PLC......................................        500       4,763
General Accident PLC....................................        400       7,194
General Electric Company PLC............................        779       5,048
GKN PLC.................................................         99       2,028
Glaxo Wellcome PLC......................................        989      23,577
Granada Group...........................................        241       3,681
Great Universal Stores..................................        284       3,578
HSBC Holdings PLC.......................................        243       6,306
Imperial Chemical Industries............................        205       3,202
J. Sainsbury PLC........................................        522       4,398
Kingfisher..............................................        189       2,639
Legal & General Group...................................        748       6,536

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Lloyds TSB Group PLC....................................      1,626 $    21,154
Marks & Spencer PLC.....................................        796       7,872
National Grid Group PLC.................................        500       2,373
National Power Development..............................        321       3,163
National Westminster Bancorp............................        492       8,178
Pearson, Inc. ..........................................        157       2,040
Peninsular & Oriental Steam Navigation..................        174       1,979
Powergen................................................        198       2,576
Prudential Corp. .......................................        540       6,576
Rank Group..............................................        535       2,979
Reckitt & Colman PLC....................................        500       7,843
Reed International......................................        320       3,048
Rentokil Initial........................................        704       3,115
Reuters Holdings PLC....................................        473       5,166
Rolls Royce PLC.........................................      1,000       3,860
Royal Bank of Scotland..................................        232       2,958
Royal Sun Alliance PLC..................................        600       6,041
RTZ Corp. PLC (Reg.)....................................        304       3,747
Safeway PLC.............................................        309       1,741
Schroders...............................................         56       1,760
Scot & Newcastle........................................        173       2,118
Scottish Power..........................................        326       2,881
Shell Transport & Trading Co. (Reg.)....................      2,805      19,673
Siebe PLC...............................................        130       2,552
Smithkline Beecham......................................      1,558      16,058
Standard Chartered PLC..................................        275       2,936
Tesco PLC...............................................        621       5,121
Unilever PLC............................................        920       7,914
United News & Media PLC.................................        133       1,514
United Utilities PLC....................................        500       6,406
Vodafone Group PLC......................................        871       6,295
Whitbread...............................................        137       2,012
Zeneca Group............................................        267       9,458
                                                                    -----------
                                                                        384,129
                                                                    -----------
                                                                      1,959,984
                                                                    -----------
MEDIA--1.7%
American Radio Systems Corp.+...........................        200      10,662
Cablevision Systems Corp. Class A+......................        100       9,575
CBS Corp.+..............................................        200       5,888
Clear Channel Communications, Inc. .....................        100       7,944
Gannett Co., Inc. ......................................        200      12,362
Heftel Broadcasting Corp................................        200       9,350
Hollinger International, Inc. ..........................        200       2,800
Houghton Mifflin Co. ...................................        200       7,675

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                              NUMBER
COMMON STOCK (CONTINUED)                                    OF SHARES     VALUE

----------------------------------------------------------------------------------
MEDIA (CONTINUED)
McGraw Hill Companies, Inc. ...............................        100 $     7,400
Media General, Inc. Class A................................        200       8,363
SBC Communications, Inc. ..................................        546      39,994
TCA Cable TV, Inc. ........................................        200       9,200
Telecommunications, Inc. Series A (TCI Group).................     200       5,588
Time Warner, Inc. .........................................        200      12,399
United Television, Inc. ...................................        100      10,388
Viacom, Inc. Class B+......................................        200       8,288
Westwood One, Inc.+........................................        200       7,425
                                                                       -----------
                                                                           175,301
                                                                       -----------
MISCELLANEOUS FINANCE--3.0%
Aames Financial Corp. .....................................        150       1,941
American Express Co. ......................................        300      26,774
Astoria Financial Corp. ...................................        100       5,575
Beneficial Corp. ..........................................        100       8,313
BOK Financial Corp. .......................................        103       3,998
Charles Schwab Corp. ......................................        150       6,291
Coast Savings Financial, Inc.+.............................        100       6,856
Commercial Federal Corp. ..................................        225       8,002
Countrywide Credit Industries, Inc. .......................        100       4,288
Eaton Vance Corp. .........................................        200       7,550
Fannie Mae.................................................        400      22,824
First American Financial Corp. ............................        100       7,388
Freddie Mac................................................        200       8,388
GATX Corp. ................................................        100       7,256
Golden West Financial Corp. ...............................        100       9,781
Household International, Inc. .............................        100      12,756
Interra Financial, Inc. ...................................        100       6,900
Jefferies Group, Inc. .....................................        200       8,188
John Nuveen Co. Class A....................................        200       7,000
JSB Financial, Inc. .......................................        100       5,006
Legg Mason, Inc. ..........................................        133       7,440
McDonald & Company Investments, Inc. ......................        200       5,675
Merrill Lynch & Co., Inc. .................................        200      14,587
Morgan Stanley, Dean Witter, Discover & Co. ...............        365      21,580
Peoples Heritage Financial Group, Inc. ....................        200       9,200
Quick & Reilly Group, Inc. ................................        150       6,450
Raymond James Financial, Inc. .............................        200       7,938
Sovereign Bancorp, Inc. ...................................        200       4,150
Travelers Group, Inc. .....................................        718      38,681
Value Line, Inc. ..........................................        100       3,950
Washington Mutual, Inc. ...................................        200      12,763
                                                                       -----------
                                                                           307,489
                                                                       -----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
MOTOR VEHICLE--1.2%
Borg Warner Automotive, Inc. ...........................        100 $     5,200
Chrysler Corp. .........................................        300      10,556
Cummins Engine Co., Inc. ...............................        100       5,906
Eaton Corp. ............................................        100       8,925
Federal-Mogul Corp. ....................................        200       8,100
Ford Motor Co. .........................................        500      24,344
General Motors Corp. ...................................        400      24,250
Mascotech, Inc. ........................................        200       3,675
Navistar International Corp.+...........................        900      22,331
TRW, Inc. ..............................................        100       5,338
                                                                    -----------
                                                                        118,625
                                                                    -----------
NON-FERROUS--0.4%
Aluminum Company of America.............................        100       7,037
Commercial Metals Co. ..................................        100       3,156
Kaiser Aluminum Corp.+..................................        200       1,763
Minerals Technologies, Inc. ............................        100       4,544
Mueller Industries, Inc.+...............................        100       5,900
Phelps Dodge Corp. .....................................        100       6,225
Reliance Steel & Aluminum Co. ..........................        150       4,463
Reynolds Metals Co. ....................................        100       6,000
Wolverine Tube, Inc.+...................................        100       3,100
                                                                    -----------
                                                                         42,188
                                                                    -----------
OIL--DOMESTIC--0.5%
Amerada Hess Corp. .....................................        100       5,488
Atlantic Richfield Co. .................................        200      16,025
KCS Energy, Inc. .......................................        200       4,150
Kerr-McGee Corp. .......................................        100       6,331
Pennzoil Co. ...........................................        100       6,681
Phillips Petroleum Co. .................................        100       4,863
Unocal Corp. ...........................................        100       3,881
USX-Marathon Group......................................        100       3,375
                                                                    -----------
                                                                         50,794
                                                                    -----------
OIL--INTERNATIONAL--2.2%
Amoco Corp. ............................................        300      25,538
Chevron Corp. ..........................................        400      30,800
Exxon Corp. ............................................      1,200      73,424
Mobil Corp. ............................................        500      36,094
Royal Dutch Petroleum Co.--Sponsored ADR**..............      1,000      54,188
Texaco, Inc. ...........................................        200      10,875
                                                                    -----------
                                                                        230,919
                                                                    -----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
PAPER--0.4%
Georgia-Pacific Corp. ..................................        100 $     6,075
International Paper Co. ................................        200       8,625
Kimberly-Clark Corp. ...................................        200       9,862
Longview Fibre Co. .....................................        200       3,038
Mead Corp. .............................................        200       5,600
Temple Inland, Inc. ....................................        100       5,231
Thermo Fibertek, Inc. ..................................        200       2,438
Weyerhaeuser Co. .......................................        100       4,906
                                                                    -----------
                                                                         45,775
                                                                    -----------
PRODUCER GOODS & MANUFACTURING--4.6%
Allied Signal, Inc. ....................................        200       7,788
Applied Power, Inc. Class A.............................        100       6,900
AptarGroup, Inc. .......................................        100       5,550
Barnes Group, Inc. .....................................        300       6,825
Butler Manufacturing Co. ...............................        100       3,225
Case Corp. .............................................        100       6,044
Caterpillar, Inc. ......................................        200       9,713
Cincinnati Milacron, Inc. ..............................        200       5,188
Deere & Co. ............................................        100       5,831
Donaldson Co., Inc. ....................................        100       4,506
Dover Corp. ............................................        200       7,225
Emerson Electric Co. ...................................        200      11,288
Fisher Scientific International, Inc. ..................        100       4,775
Flowserve Corp. ........................................        200       5,588
FMC Corp.+..............................................        100       6,731
General Electric Co. ...................................      1,800     132,074
Hon Industries, Inc. ...................................        100       5,900
Hughes Supply, Inc. ....................................        150       5,241
IDEX Corp. .............................................        150       5,231
Illinois Tool Works, Inc. ..............................        200      12,024
Insilco Corp.+..........................................        100       3,300
Ionics, Inc.+...........................................        100       3,913
JLG Industries, Inc. ...................................        200       2,825
Kaydon Corp. ...........................................        200       6,525
Lincoln Electric Co. ...................................        100       3,900
Manitowoc Co., Inc. ....................................        150       4,875
McDermott International, Inc. ..........................      1,200      43,949
NACCO Industries, Inc. Class A..........................        200      21,437
PRI Automation, Inc. ...................................        200       5,775
Raychem Corp. ..........................................        200       8,613
Roper Industries, Inc. .................................        200       5,650
Safeskin Corp. .........................................        200      11,349
SPS Technologies, Inc. .................................        200       8,725
SPX Corp. ..............................................        100       6,900

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING (CONTINUED)
Standex International Corp. ............................        100 $     3,525
Teleflex, Inc. .........................................        200       7,550
Texas Industries, Inc. .................................        200       9,000
TriMas Corp. ...........................................        300      10,313
Tyco International Ltd. ................................        296      13,338
Valhi, Inc. ............................................        300       2,831
Valmont Industries, Inc. ...............................        200       3,900
W.W. Grainger, Inc. ....................................        100       9,719
Waters Corp.+...........................................        200       7,525
Westpoint Stevens, Inc. Class A+........................        200       9,450
                                                                    -----------
                                                                        472,534
                                                                    -----------
RAILROAD--0.4%
Burlington Northern Santa Fe Corp. .....................        100       9,294
CSX Corp. ..............................................        100       5,400
Florida East Coast Industry, Inc. ......................        100       9,613
Norfolk Southern Corp. .................................        300       9,244
Union Pacific Corp. ....................................        200      12,487
                                                                    -----------
                                                                         46,038
                                                                    -----------
REAL PROPERTY--0.1%
Catellus Development Corp.+.............................        200       4,000
Forest City Enterprises, Inc. Class A...................        150       8,719
Lennar Corp. ...........................................        100       2,156
                                                                    -----------
                                                                         14,875
                                                                    -----------
RETAIL--2.3%
Albertson's, Inc. ......................................        100       4,738
Arbor Drugs, Inc. ......................................        300       5,550
AutoZone, Inc.+.........................................        100       2,900
Barnes & Noble, Inc. ...................................        400      13,349
Best Buy Co., Inc.+.....................................        200       7,375
Chancellor Media Corp. .................................        200      14,924
Claire's Stores, Inc. ..................................        200       3,888
CVS Corp. ..............................................        100       6,406
Dayton Hudson Corp. ....................................        100       6,750
Dollar Tree Stores, Inc. ...............................        150       6,206
Federated Department Stores, Inc.+......................        100       4,306
Fingerhut Companies, Inc. ..............................        200       4,275
Gap, Inc. ..............................................        150       5,316
Heilig-Meyers Co. ......................................        200       2,400
Home Depot, Inc. .......................................        300      17,662
Homebase, Inc. .........................................        100         788
J.C. Penney Co., Inc. ..................................        100       6,031
Kmart Corp.+............................................        100       1,156

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                           NUMBER
COMMON STOCK (CONTINUED)                                 OF SHARES     VALUE

-------------------------------------------------------------------------------
RETAIL (CONTINUED)
Lands' End, Inc.+.......................................        200 $     7,013
Longs Drug Stores, Inc. ................................        400      12,850
Mac Frugals Bargains Close-Outs, Inc.+ .................        200       8,225
May Department Stores Co. ..............................        100       5,269
Neiman Marcus Group, Inc.+..............................        200       6,050
Pier 1 Imports, Inc. ...................................        300       6,788
Proffitt's, Inc. .......................................        200       5,688
Quality Food Centers, Inc.+.............................        100       6,700
Ruddick Corp. ..........................................        200       3,488
Sears Roebuck & Co. ....................................        200       9,050
Toys "R' Us, Inc.+......................................        100       3,144
Wal Mart Stores, Inc. ..................................        900      35,493
Walgreen Co. ...........................................        200       6,275
Whole Foods Market, Inc.+...............................        200      10,225
                                                                    -----------
                                                                        240,278
                                                                    -----------
STEEL--0.3%
Bethlehem Steel Corp.+..................................      1,000       8,625
Carpenter Technology Corp. .............................        100       4,806
Cleveland-Cliffs, Inc. .................................        100       4,581
Inland Steel Industries, Inc. ..........................        800      13,701
                                                                    -----------
                                                                         31,713
                                                                    -----------
TELEPHONE--2.9%
ACC Corp. ..............................................        100       5,050
AirTouch Communications, Inc.+..........................        200       8,313
Aliant Communications, Inc. ............................        200       6,275
Ameritech Corp. ........................................        400      32,200
Associated Group, Inc. Class A..........................        200       5,925
AT&T Corp. .............................................        700      42,874
Bell Atlantic Corp. ....................................        453      41,223
BellSouth Corp. ........................................        400      22,525
Cellular Communications International, Inc.+............        100       4,675
Coherent, Inc.+.........................................        100       3,513
Frontier Corp. .........................................        100       2,406
GTE Corp. ..............................................        400      20,900
Intermedia Communications, Inc.+........................        100       6,075
Jacor Communications, Inc. Class A+.....................        200      10,625
MCI Communications Corp. ...............................        300      12,844
Mobile Telecommunications Technologies Corp.+...........        200       4,400
Northern Telecom Ltd. ..................................        200      17,800
Plantronics, Inc. ......................................        200       8,000
Sprint Corp. ...........................................        200      11,725
Tel Save Holdings, Inc. ................................        200       3,975
Tellabs, Inc. ..........................................        100       5,288

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                         NUMBER
COMMON STOCK (CONTINUED)                               OF SHARES     VALUE

-----------------------------------------------------------------------------
TELEPHONE (CONTINUED)
U.S. West, Inc. (Communications Group)................        200 $     9,025
U.S. West, Inc. (Media Group)+........................        200       5,775
WorldCom, Inc. .......................................        300       9,075
                                                                  -----------
                                                                      300,486
                                                                  -----------
TOBACCO--0.6%
Loew's Corp. .........................................        100      10,613
Philip Morris Companies., Inc. .......................      1,100      49,843
                                                                  -----------
                                                                       60,456
                                                                  -----------
TRANSPORTATION--MISCELLANEOUS--0.6%
Airborne Freight Corp. ...............................        100       6,213
Caliber Systems, Inc. ................................        500      24,343
CNF Transportation, Inc. .............................        200       7,675
Expeditores International of Washington, Inc. ........        200       7,700
Federal Express Corp. ................................        100       6,106
XTRA Corp. ...........................................        100       5,863
                                                                  -----------
                                                                       57,900
                                                                  -----------
TRAVEL & RECREATION--0.7%
Anchor Gaming+........................................        100       5,575
Bristol Hotel Co. ....................................        150       4,359
Central Parking Corp. ................................        150       6,797
Coleman Co., Inc. ....................................        200       3,213
ITT Corp. ............................................        100       8,288
Marriott International, Inc. .........................        100       6,925
Mirage Resorts, Inc. .................................        100       2,275
Walt Disney Co. ......................................        400      39,624
                                                                  -----------
                                                                       77,056
                                                                  -----------
UTILITIES--1.3%
American Electric Power Co., Inc. ....................        100       5,163
Atlantic Energy, Inc. ................................        200       4,238
CILCORP, Inc. ........................................        100       4,888
Coastal Corp. ........................................        100       6,194
Columbia Gas System, Inc. ............................        100       7,855
Duke Power Co. .......................................        100       5,538
Eastern Enterprises...................................        200       8,999
Edison International..................................        100       2,719
Enron Corp............................................        100       4,156
First Energy Corp.+...................................        100       2,900
FPL Group, Inc........................................        100       5,919
IES Industries, Inc...................................        100       3,681
Minnesota Power & Light Co............................        200       8,712
Nevada Power Co.......................................        200       5,313

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

                                                 NUMBER
COMMON STOCK (CONTINUED)                       OF SHARES     VALUE

---------------------------------------------------------------------
UTILITIES (CONTINUED)
Orange & Rockland Utilities, Inc..............        100 $     4,656
Otter Tail Power Co...........................        100       3,788
Pacific Gas & Electric Corp...................        100       3,044
PacifiCorp....................................        100       2,731
Rochester Gas & Electric Corp.................        200       6,800
Sierra Pacific Resources......................        200       7,500
SIGCORP, Inc..................................        150       4,406
Southern Co...................................        200       5,175
Tejas Gas Corp.+..............................        100       6,125
Texas Utilities Co............................        100       4,156
Washington Gas Light Co.......................        200       6,188
WICOR, Inc....................................        100       4,644
                                                          -----------
                                                              135,488
                                                          -----------
TOTAL COMMON STOCK
 (Cost $6,761,002)............................              8,162,882
                                                          -----------
PREFERRED STOCK--0.1%
---------------------------------------------------------------------
AUSTRALIA--0.0%
News Corporation, Ltd. (Limited Voting
 Shares)......................................        326       1,614
                                                          -----------
GERMANY--0.1%
RWE AG (Non-Voting)..............................      56       2,366
Sap AG (Non-Voting)...........................         11       3,598
Volkswagen AG (Non-Voting)....................          3       1,287
                                                          -----------
                                                                7,251
                                                          -----------
TOTAL PREFERRED STOCK
 (Cost $6,390)................................                  8,865
                                                          -----------
WARRANTS--0.0%
---------------------------------------------------------------------
BELGIUM--0.0%
Generale de Banque (expire 11/15/99)+.........          4          10
                                                          -----------
FRANCE--0.0%
AXA UAP CVG (expire 01/07/99)+................         38          37
Cie Generale de Eaux (expire 05/02/01)+.......         35          24
                                                          -----------
                                                                   61
                                                          -----------
TOTAL WARRANTS
 (Cost $95)...................................                     71
                                                          -----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997

AGENCY NOTES--19.3%(A)                                      PAR        VALUE

-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Notes
 5.620%, 03/10/98....................................... $  600,000 $   593,880
Federal National Mortgage Association Discount Notes
 5.480%, 01/30/98.......................................    400,000     398,224
 5.460%, 01/15/98.......................................  1,000,000     997,940
                                                                    -----------
TOTAL AGENCY NOTES
 (Cost $1,989,742)......................................              1,990,044
                                                                    -----------
CASH EQUIVALENTS--1.4%
-------------------------------------------------------------------------------
MSTC Cash Reserve Liquid Asset Fund*
 5.490%, 01/07/98.......................................    143,768     143,768
                                                                    -----------
TOTAL CASH EQUIVALENTS
 (Cost $143,768)........................................                143,768
                                                                    -----------
TOTAL INVESTMENTS--100%
 (Cost $8,900,996)......................................            $10,305,630
                                                                    ===========

-------
+--Non-Income Producing Security.

NOTES TO SCHEDULE OF INVESTMENTS

 * Interest rate represents the yield as of the report date.

(a)Interest rate represents stated coupon rate of security.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH ANNUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
 Investments at value (Cost $8,900,997)............................ $10,305,617
 Foreign currencies, at value (cost $48,984).......................      46,893
 Receivables:
  Fund shares sold.................................................       3,354
  From advisor.....................................................         773
 Dividends receivable..............................................      12,160
 Interest receivable...............................................       1,474
 Deferred organization costs.......................................       1,750
 Foreign dividend tax refund receivable............................       1,293
                                                                    -----------
  Total Assets.....................................................  10,375,314
                                                                    -----------
LIABILITIES
 Custodian fees....................................................      19,615
 Accrued expenses..................................................      20,599
                                                                    -----------
  Total Liabilities................................................      40,214
                                                                    -----------
 Net Assets applicable to outstanding shares....................... $10,333,100
                                                                    ===========
NET ASSETS consist of:
 Paid-in-capital................................................... $ 8,543,553
 Undistributed net investment income...............................     149,729
 Accumulated net realized gain on investments sold and foreign
  currency transactions............................................     237,289
 Net unrealized appreciation on investments and translating assets
  and liabilities into reporting currency..........................   1,402,529
                                                                    -----------
                                                                    $10,333,100
                                                                    ===========
PRICING OF SHARES:
 Outstanding shares, $0.00001 par value (unlimited shares
  authorized)......................................................     797,712
 NET ASSET VALUE, offering and redemption price per share.......... $     12.95

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH ANNUITY PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends (net of foreign tax withheld of $4,450)................ $   90,302
 Interest.........................................................    114,700
                                                                   ----------
  Total investment income.........................................    205,002
                                                                   ----------
EXPENSES:
 Investment advisory and administration fee.......................     55,299
 Custodian fees...................................................     41,650
 Professional fees................................................     19,736
 Portfolio accounting fees........................................      9,962
 Shareholder reports..............................................     13,472
 Trustees' fees...................................................      5,354
 Amortization of deferred organization costs......................        730
 Insurance and other expenses.....................................      2,965
                                                                   ----------
                                                                      149,168
Less: expenses reduced and absorbed (see Note 4)..................    (93,012)
                                                                   ----------
  Net expenses incurred by Fund...................................     56,156
                                                                   ----------
NET INVESTMENT INCOME.............................................    148,846
                                                                   ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS:
  Net realized gain on investments sold...........................    240,960
  Net realized loss on foreign currency transactions..............     (2,647)
                                                                   ----------
  Net realized gain on investments sold and foreign currency
   transactions...................................................    238,313
                                                                   ----------
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
  Net unrealized appreciation on investments......................  1,212,513
  Net unrealized depreciation on foreign currency.................     (2,030)
                                                                   ----------
  Net unrealized appreciation on investments and foreign curren-
   cy.............................................................  1,210,483
  Net gain on investments.........................................  1,448,796
                                                                   ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $1,597,642
                                                                   ==========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH ANNUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED   PERIOD ENDED
                                                      DECEMBER 31,  DECEMBER 31,
                                                          1997         1996*
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................... $   148,846    $   20,060
 Net realized gain on investments sold and foreign
  currency transactions..............................     238,313           647
 Net unrealized appreciation on investments and
  foreign currency...................................   1,210,483       192,046
                                                      -----------    ----------
 Increase in net assets resulting from operations....   1,597,642       212,753
                                                      -----------    ----------
 Dividends to shareholders from net investment
  income.............................................     (19,177)          --
 Distributions to shareholders from net capital
  gains..............................................      (1,671)          --
                                                      -----------    ----------
 Total distributions.................................     (20,848)          --
                                                      -----------    ----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold...........................   3,901,562     5,171,338
 Net asset value of shares issued in reinvestment of
  dividends..........................................      20,848           --
 Less payments for shares redeemed...................    (550,195)          --
                                                      -----------    ----------
 Increase in net assets from capital share
  transactions.......................................   3,372,215     5,171,338
                                                      -----------    ----------
 Total increase in net assets........................   4,949,009     5,384,091
NET ASSETS:
 Beginning of period.................................   5,384,091           --
                                                      -----------    ----------
 End of period (including undistributed net
  investment income of $150 and $20,060,
  respectively)...................................... $10,333,100    $5,384,091
                                                      ===========    ==========
NUMBER OF FUND SHARES:
 Sold................................................     329,511       516,513
 Reinvested..........................................       1,653           --
 Redeemed............................................     (49,965)          --
                                                      -----------    ----------
 Net increase in shares outstanding..................     281,199       516,513
                                                      ===========    ==========

-------
* Period from November 1, 1996 (commencement of operations) to December 31,
  1996.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH ANNUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                    YEAR ENDED      PERIOD ENDED
                                                   DECEMBER 31,     DECEMBER 31,
                                                       1997           1996 **
--------------------------------------------------------------------------------
Net asset value at beginning of period............    $10.42           $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income............................      0.22(/1/)        0.04
 Net realized and unrealized gain on investments
  and foreign currency transactions...............      2.33             0.38
                                                     -------          -------
 Total from investment operations.................      2.55             0.42
LESS DISTRIBUTIONS
 Dividends from net investment income.............     (0.02)             --
 Distributions from realized gain on investments..     (0.00)(/2/)        --
                                                     -------          -------
 Total distributions..............................     (0.02)             --
                                                     -------          -------
Net asset value at end of period..................    $12.95           $10.42
                                                     =======          =======
TOTAL RETURN (not annualized).....................     24.54%            4.20%
RATIO/SUPPLEMENTAL DATA
 Net assets, end of period (000's)................   $10,333          $ 5,384
 Ratio of expenses to average net assets+.........      0.75%            0.67%*
 Ratio of net investment income to average net as-
  sets+...........................................      1.98%            2.35%*
 Portfolio turnover rate..........................        81%               7%
 Average commission rate..........................   $0.0328          $0.0217
-------
+  The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees and expenses re-
   duced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:
  Ratio of expenses to average net assets.........      1.99%            4.71%*
  Ratio of net investment income to average net
   assets.........................................      0.74%           (1.69%)*

*  Annualized
** For the period from November 1, 1996 (commencement of operations) to Decem-
   ber 31, 1996.
(/1/Per)share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(/2/Less)than one cent per share.

                                 -------------

                                 -------------

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
1. DESCRIPTION OF THE FUND

 The Schwab Asset Director(R)--High Growth Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments in securities traded on an exchange and un-listed securities are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds' investment man-ager pursuant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the rep-resentative quoted bid and asked prices or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

 Security transactions and investment income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on in-vestments. For callable bonds purchased at a premium, the excess of the pur-chase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

 Foreign currency translation--The accounting records of the Fund are main-tained in U.S. dollars. Investment securities and all other assets and liabil-ities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on December 31, 1997. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

 The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

 Expenses--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

 At December 31, 1997, (for financial reporting and federal income tax purpos-es), net unrealized appreciation aggregated $1,402,529 of which $1,696,045 re-lated to appreciated securities and $293,516 related to depreciated securi-ties.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. The investment Manager has reduced a portion of its fee for the year ended December 31, 1997. (see Note 4).

 Officers and trustees--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager. During the year ended De-cember 31, 1997, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $5,354 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

 The Investment Manager guarantee that, through April 30, 1998, the Fund's to-tal operating expenses will not exceed 0.75% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, oper-ating expenses do not include interest expenses, extraordinary expenses, taxes and foreign taxes.

 For the year ended December 31, 1997, the total of such fees and expenses re-duced and absorbed by the Investment Manager were $93,012. (see Financial Highlights)

5. BORROWING AGREEMENT

 The Trust has an arrangement with Bank of New York Trust Company whereby the Fund may borrow, in aggregate, up to $100,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at pe-riodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended December 31, 1997, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

 Purchases and sales of investment securities, other than short-term obliga-tions, aggregated $9,728,590 and $5,807,318, respectively, for the year ended December 31, 1997.

                                 -------------

To the Trustees and Shareholders of
Schwab Asset Director(R)--High Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, includ-ing the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Asset Director--High Growth Portfolio (one series constituting part of Schwab Annuity Portfolios, hereafter referred to as the "Trust") at December 31, 1997, the results of its operations for the year ended, and the changes in its net assets and the fi-nancial highlights for each of the periods presented, in conformity with gen-erally accepted accounting principles. These financial statements and finan-cial highlights (hereafter referred to as "financial statements") are the re-sponsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted au-diting standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by cor-respondence with the custodian and brokers and the application of alternative auditing procedures where confirmation from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 30, 1998